                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08839

                 ----------------------------------------------

                            STREETTRACKS SERIES TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         STATE STREET FINANCIAL CENTER

                               ONE LINCOLN STREET

                          BOSTON, MASSACHUSETTS 02111

 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

      (Name and Address of Agent for Service)                 Copy to:

   James E. Ross                            Scott M. Zoltowski
   President                                Vice President and Counsel
   SSgA Funds Management Inc.               State Street Bank and Trust Company
   State Street Financial Center            One Federal Street
   One Lincoln Street                       Boston, MA 02110
   Boston, MA 02110

Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                            SHARES               VALUE
--------------------                                          ----------          ------------
COMMON STOCKS--99.9%
AEROSPACE/DEFENSE--1.0%
General Dynamics Corp...............................               3,346          $    358,189
Lockheed Martin Corp................................               7,019               428,580
                                                                                  ------------
                                                                                       786,769
                                                                                  ------------

AUTOMOBILES--0.4%
Harley-Davidson, Inc................................               5,889               340,149
                                                                                  ------------
BEVERAGES (ALCOHOLIC)--1.0%
Anheuser-Busch Cos., Inc............................              15,909               753,928
                                                                                  ------------

BEVERAGES (NON-ALCOHOLIC)--4.7%
PepsiCo, Inc........................................              33,530             1,778,096
The Coca-Cola Co....................................              44,263             1,844,439
                                                                                  ------------
                                                                                     3,622,535
                                                                                  ------------

BIOTECHNOLOGY--2.3%
Amgen, Inc. (a).....................................              25,307             1,473,120
Boston Scientific Corp. (a).........................              12,041               352,681
                                                                                  ------------
                                                                                     1,825,801
                                                                                  ------------

BROADCASTING (TV, RADIO & CABLE)--3.4%
Clear Channel Communications, Inc...................              10,741               370,242
Comcast Corp. (Class A) (a).........................              25,051               846,222
Comcast Corp. (Class A) Special (a).................              16,819               561,755
News Corp. (Class A)................................              39,115               661,826
News Corp. (Class B)................................              11,000               193,710
                                                                                  ------------
                                                                                     2,633,755
                                                                                  ------------

COMMUNICATIONS EQUIPMENT--1.6%
QUALCOMM, Inc.......................................              32,816             1,202,706
                                                                                  ------------

COMPUTERS & BUSINESS EQUIPMENT--0.2%
KLA-Tencor Corp.....................................               3,885               178,749
                                                                                  ------------

COMPUTERS (HARDWARE)--7.2%
Apple Computer, Inc. (a)............................              16,300               679,221
Dell, Inc. (a)......................................              43,544             1,672,960
International Business Machines Corp................              33,068             3,021,754
Juniper Networks, Inc. (a)..........................               9,903               218,460
                                                                                  ------------
                                                                                     5,592,395
                                                                                  ------------

COMPUTERS (NETWORKING)--3.5%
Accenture Ltd. Bermuda (a)..........................               8,953               216,215
Cisco Systems, Inc. (a).............................             131,004             2,343,662
Network Appliance, Inc. (a).........................               7,100               196,386
                                                                                  ------------
                                                                                     2,756,263
                                                                                  ------------

COMPUTERS (PERIPHERALS)--0.3%
Lexmark International, Inc. (a).....................               2,554               204,243
                                                                                  ------------

COMPUTER SOFTWARE/SERVICES--10.0%
Adobe Systems, Inc..................................               4,748               318,923
eBay, Inc. (a) .....................................              19,785               737,189
Electronic Arts, Inc. (a)...........................               5,968               309,023
Google, Inc. (a)....................................               1,900               342,969
Intuit, Inc. (a)....................................               3,458               151,357
Microsoft Corp......................................             192,456             4,651,661
Symantec Corp. (a)..................................              14,181               302,481
VERITAS Software Corp. (a)..........................               8,648               200,807
Yahoo!, Inc. (a)....................................              23,001               779,734
                                                                                  ------------
                                                                                     7,794,144
                                                                                  ------------

CONSUMER FINANCE--0.8%
Moody's Corp........................................               2,498               201,988
SLM Corp............................................               8,553               426,282
                                                                                  ------------
                                                                                       628,270
                                                                                  ------------

DISTRIBUTORS (FOOD & HEALTH)--1.4%
Cardinal Health, Inc................................               8,573               478,374
Sysco Corp..........................................              12,703               454,767
Wm. Wrigley Jr., Co.................................               2,711               177,760
                                                                                  ------------
                                                                                     1,110,901
                                                                                  ------------

ELECTRICAL EQUIPMENT--0.7%
Emerson Electric Co.................................               8,407               545,867
                                                                                  ------------

ELECTRONICS (SEMICONDUCTORS)--5.1%
Analog Devices, Inc.................................               7,430               268,520
Freescale Semiconductor, Inc. (a)...................               5,400                93,150
Intel Corp..........................................             125,755             2,921,289
Linear Technology Corp..............................               6,163               236,105
Maxim Integrated Products, Inc......................               6,507               265,941
Xilinx, Inc.........................................               6,924               202,388
                                                                                  ------------
                                                                                     3,987,393
                                                                                  ------------

ENTERTAINMENT--1.4%
Viacom, Inc. (Class A)..............................                 799                27,997
Viacom, Inc. (Class B)..............................              29,264             1,019,265
                                                                                  ------------
                                                                                     1,047,262
                                                                                  ------------

FINANCIAL (DIVERSIFIED)--1.7%
American Express Co.................................              22,138             1,137,229
Franklin Resources, Inc.............................               2,804               192,495
                                                                                  ------------
                                                                                     1,329,724
                                                                                  ------------
FOOTWEAR--0.4%
NIKE, Inc. (Class B)................................               3,461               288,336
                                                                                  ------------
GAMING, LOTTERY, & PARIMUTUEL--0.2%
International Game Technology.......................               6,943               185,100
                                                                                  ------------

See accompanying notes.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                            SHARES               VALUE
--------------------                                          ----------          ------------
HEALTH CARE (DIVERSIFIED)--5.1%
Johnson & Johnson, Inc..............................              58,989          $  3,961,701
                                                                                  ------------
HEALTH CARE (DRUGS/PHARMACEUTICALS)--3.4%
Alcon, Inc..........................................               1,520               135,721
Allergan, Inc.......................................               2,573               178,746
Biogen Idec, Inc. (a)...............................               6,747               232,839
Eli Lilly & Co......................................              19,274             1,004,176
Forest Laboratories, Inc. (a).......................               7,395               273,245
Genentech, Inc. (a).................................               9,230               522,510
Gilead Sciences, Inc. (a)...........................               8,560               306,448
                                                                                  ------------
                                                                                     2,653,685
                                                                                  ------------

HEALTH CARE (MANAGED CARE)--1.9%
St. Jude Medical, Inc. (a)..........................               7,104               255,744
UnitedHealth Group, Inc.............................              13,025             1,242,324
                                                                                  ------------
                                                                                     1,498,068
                                                                                  ------------

HEALTH CARE (MEDICAL
PRODUCTS/SUPPLIES)--3.9%
Becton Dickinson & Co...............................               4,730               276,327
Biomet, Inc.........................................               4,731               171,735
Genzyme Corp. (a)...................................               4,500               257,580
Guidant Corp........................................               6,284               464,387
Medtronic, Inc......................................              24,043             1,224,991
Stryker Corp........................................               5,542               247,229
Zimmer Holdings, Inc. (a)...........................               4,816               374,733
                                                                                  ------------
                                                                                     3,016,982
                                                                                  ------------

HOUSEHOLD PRODUCTS (NON-DURABLE)--4.5%
Colgate-Palmolive Co................................              10,563               551,072
The Clorox Co.......................................               4,300               270,857
The Procter & Gamble Co.............................              50,198             2,660,494
                                                                                  ------------
                                                                                     3,482,423
                                                                                  ------------

HOUSEWARES--0.3%
Fortune Brands, Inc.................................               2,874               231,731
                                                                                  ------------

INSURANCE (LIFE/HEALTH)--2.0%
Aetna, Inc..........................................               6,100               457,195
AFLAC, Inc..........................................              10,074               375,357
WellPoint, Inc. (a).................................               5,924               742,574
                                                                                  ------------
                                                                                     1,575,126
                                                                                  ------------
INSURANCE (MULTI-LINE)--3.2%
American International Group, Inc...................              45,482             2,520,158
                                                                                  ------------

INSURANCE (PROPERTY/CASUALTY)--0.4%
The Progressive Corp................................               3,531               324,005
                                                                                  ------------

LEISURE TIME (PRODUCTS)--0.6%
Carnival Corp.......................................               8,475               439,090
                                                                                  ------------

LODGING (HOTELS)--0.6%
Marriott International, Inc. (Class A)..............               3,700               247,382
Starwood Hotels & Resorts Worldwide, Inc............               4,200               252,126
                                                                                  ------------
                                                                                       499,508
                                                                                  ------------

MANUFACTURING (DIVERSIFIED)--3.7%
3M Co...............................................              14,196             1,216,455
Danaher Corp........................................               5,079               271,270
Illinois Tool Works, Inc............................               5,160               461,975
United Technologies Corp............................               9,352               950,724
                                                                                  ------------
                                                                                     2,900,424
                                                                                  ------------

METALS MINING--0.4%
Newmont Mining Corp.................................               8,079               341,338
                                                                                  ------------

OIL (INTERNATIONAL INTEGRATED)--1.1%
Schlumberger Ltd....................................              11,755               828,492
                                                                                  ------------

OIL & GAS (DRILLING & EQUIPMENT)--1.4%
Baker Hughes, Inc...................................               6,672               296,837
Halliburton Co......................................              10,000               432,500
Transocean, Inc. (a)................................               6,400               329,344
                                                                                  ------------
                                                                                     1,058,681
                                                                                  ------------

PERSONAL CARE--1.7%
Avon Products, Inc..................................               9,414               404,237
The Gillette Co.....................................              18,200               918,736
                                                                                  ------------
                                                                                     1,322,973
                                                                                  ------------

PUBLISHING--0.4%
The McGraw-Hill Cos., Inc...........................               3,769               328,845
                                                                                  ------------

REAL ESTATE INVESTMENT TRUST--0.3%
Simon Property Group, Inc...........................               4,400               266,552
                                                                                  ------------

RESTAURANTS--0.9%
Starbucks Corp. (a).................................               7,907               408,476
Yum! Brands, Inc....................................               5,836               302,363
                                                                                  ------------
                                                                                       710,839
                                                                                  ------------

RETAIL (BUILDING SUPPLIES)--3.2%
Lowe's Cos., Inc....................................              14,169               808,908
The Home Depot, Inc.................................              43,732             1,672,312
                                                                                  ------------
                                                                                     2,481,220
                                                                                  ------------


See accompanying notes.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                            SHARES               VALUE
--------------------                                          ----------          ------------
RETAIL (COMPUTERS & ELECTRONICS)--0.4%
Best Buy Co., Inc...................................               5,232          $    282,580
                                                                                  ------------

RETAIL (DEPARTMENT STORES)--0.4%
Kohl's Corp. (a)....................................               6,066               313,188
                                                                                  ------------

RETAIL (DISCOUNTERS)--0.5%
Costco Wholesale Corp...............................               9,200               406,456
                                                                                  ------------

RETAIL (GENERAL MERCHANDISING CHAIN)--4.7%
Sears Holdings Corp. (a)............................               1,800               239,706
Target Corp.........................................              16,435               822,078
Wal-Mart Stores, Inc................................              52,061             2,608,777
                                                                                  ------------
                                                                                     3,670,561
                                                                                  ------------

RETAIL (SPECIALTY)--0.9%
Amazon.com, Inc. (a)................................               5,851               200,514
Bed Bath & Beyond, Inc. (a).........................               5,959               217,742
Staples, Inc........................................               9,942               312,477
                                                                                  ------------
                                                                                       730,733
                                                                                  ------------

RETAIL STORES (DRUG STORE)--1.6%
Caremark Rx, Inc. (a)...............................               9,027               359,094
Walgreen Co.........................................              20,436               907,767
                                                                                  ------------
                                                                                     1,266,861
                                                                                  ------------

SAVINGS & LOAN COMPANIES--0.5%
Golden West Financial Corp..........................               6,102               369,171
                                                                                  ------------

SERVICES (ADVERTISING/MARKETING)--0.4%
Omnicom Group, Inc..................................               3,770               333,720
                                                                                  ------------

SERVICES (COMMERCIAL & CONSUMER)--0.6%
Apollo Group, Inc. (a)..............................               2,962               219,366
InterActiveCorp (a).................................              10,006               222,833
                                                                                  ------------
                                                                                       442,199
                                                                                  ------------

SERVICES (DATA PROCESSING)--1.8%
Automatic Data Processing, Inc......................              11,782               529,601
First Data Corp.....................................              17,093               671,926
Paychex, Inc........................................               6,722               220,616
                                                                                  ------------
                                                                                     1,422,143
                                                                                  ------------

TRUCKING--1.8%
FedEx Corp..........................................               5,581               524,335
United Parcel Service, Inc. (Class B)...............              11,504               836,801
                                                                                  ------------
                                                                                     1,361,136
                                                                                  ------------
TOTAL COMMON STOCKS--
(Cost $76,296,656)..................................                                77,854,879
                                                                                  ------------

SHORT TERM INVESTMENTS--0.1%
MONEY MARKET FUND--0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $23,415)...............................              23,415                23,415
                                                                                  ------------

TOTAL INVESTMENTS--100.0%
(Cost $76,320,071)..................................                                77,878,294

OTHER ASSETS AND LIABILITIES--0.0%..................                                    37,410
                                                                                  ------------

NET ASSETS--100.0%..................................                              $ 77,915,704
                                                                                  ============
(a) Non-income producing security

See accompanying notes.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                            SHARES               VALUE
--------------------                                          ----------          ------------
COMMON STOCKS--99.6%
AEROSPACE/DEFENSE--0.4%
Northrop Grumman Corp...............................               7,700          $    415,646
                                                                                  ------------

ALUMINUM--0.6%
Alcoa, Inc..........................................              18,759               570,086
                                                                                  ------------

AUTOMOBILES--0.7%
Ford Motor Co.......................................              37,808               428,365
General Motors Corp.................................               9,922               291,607
                                                                                  ------------
                                                                                       719,972
                                                                                  ------------

BANKS (MAJOR REGIONAL)--6.3%
BB&T Corp...........................................              11,976               468,022
Comerica, Inc.......................................               3,661               201,648
KeyCorp.............................................               8,760               284,262
Mellon Financial Corp...............................               9,096               259,600
National City Corp..................................              12,165               407,528
PNC Financial Services Group........................               6,080               312,998
SunTrust Banks, Inc.................................               7,745               558,182
The Bank of New York Co., Inc.......................              16,763               486,965
U.S. Bancorp........................................              40,181             1,158,016
Wells Fargo & Co....................................              36,461             2,180,368
                                                                                  ------------
                                                                                     6,317,589
                                                                                  ------------

BANKS (MONEY CENTER)--5.5%
Bank of America Corp................................              86,944             3,834,231
Wachovia Corp.......................................              34,143             1,738,220
                                                                                  ------------
                                                                                     5,572,451
                                                                                  ------------

BANKS (REGIONAL)--0.3%
North Fork Bancorp, Inc.............................               9,373               260,007
                                                                                  ------------

BEVERAGES (NON-ALCOHOLIC)--0.1%
Coca-Cola Enterprises, Inc..........................               5,333               109,433
                                                                                  ------------

BROADCASTING (TV, RADIO & CABLE)--8.1%
General Electric Co.................................             227,569             8,206,138
                                                                                  ------------

BUILDING MATERIALS GROUP--0.3%
Masco Corp..........................................               9,521               330,093
                                                                                  ------------

CELLULAR/WIRELESS TELECOMMUNICATIONS--0.8%
Motorola, Inc.......................................              50,836               761,015
                                                                                  ------------

CHEMICALS--2.1%
E. I. du Pont de Nemours & Co.......................              21,380             1,095,511
The Dow Chemical Co.................................              20,482             1,021,028
                                                                                  ------------
                                                                                     2,116,539
                                                                                  ------------

CHEMICALS (DIVERSIFIED)--0.3%
PPG Industries, Inc.................................               3,729               266,698
                                                                                  ------------

COMPUTERS (HARDWARE)--1.4%
Hewlett-Packard Co..................................              62,555             1,372,457
                                                                                  ------------

COMPUTER SOFTWARE/SERVICES--0.3%
Computer Associates International, Inc..............              10,068               272,843
                                                                                  ------------

CONSUMER FINANCE--0.6%
MBNA Corp...........................................              24,284               596,172
                                                                                  ------------

ELECTRIC COMPANIES--4.7%
American Electric Power Co., Inc....................               8,505               289,680
Dominion Resources, Inc.............................               7,324               545,125
Duke Energy Corp....................................              19,097               534,907
Entergy Corp........................................               4,884               345,104
Exelon Corp.........................................              14,309               656,640
FirstEnergy Corp....................................               7,072               296,671
FPL Group, Inc......................................               7,288               292,613
PG&E Corp...........................................               8,532               290,941
Progress Energy, Inc................................               5,263               220,783
Public Service Enterprise Group, Inc................               5,100               277,389
The Southern Co.....................................              16,029               510,203
TXU Corp............................................               6,224               495,617
                                                                                  ------------
                                                                                     4,755,673
                                                                                  ------------

ELECTRONICS (COMPONENT DISTRIBUTION)--0.5%
Corning, Inc. (a)...................................              29,989               333,777
Flextronics International Ltd. (a)..................              11,990               144,360
                                                                                  ------------
                                                                                       478,137
                                                                                  ------------

ELECTRONICS (DEFENSE)--0.4%
Raytheon Co.........................................               9,750               377,325
                                                                                  ------------

ENTERTAINMENT--1.6%
Time Warner, Inc. (a)...............................              94,950             1,666,372
                                                                                  ------------

FINANCIAL (DIVERSIFIED)--11.8%
Citigroup, Inc......................................             111,653             5,017,686
Countrywide Financial Corp..........................              12,128               393,675
Equity Office Properties Trust......................               8,634               260,142
Fannie Mae..........................................              20,859             1,135,772
Freddie Mac.........................................              14,790               934,728
J.P. Morgan Chase & Co..............................              76,703             2,653,924
Morgan Stanley......................................              21,313             1,220,169
Regions Financial Corp..............................               9,959               322,672
                                                                                  ------------
                                                                                    11,938,768
                                                                                  ------------

FOODS--2.0%
Archer-Daniels-Midland Co...........................              12,719               312,633
Campbell Soup Co....................................               5,486               159,204

See accompanying notes.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                            SHARES               VALUE
--------------------                                          ----------          ------------
ConAgra Foods, Inc..................................              11,328          $    306,082
General Mills, Inc..................................               7,622               374,621
H.J. Heinz Co.......................................               7,596               279,837
Kraft Foods, Inc....................................               5,592               184,816
Sara Lee Corp.......................................              17,041               377,628
                                                                                  ------------
                                                                                     1,994,821
                                                                                  ------------

HEALTH CARE (DIVERSIFIED)--3.1%
Abbott Laboratories.................................              33,565             1,564,800
Baxter International, Inc...........................              13,278               451,187
Bristol-Myers Squibb Co.............................              41,848             1,065,450
                                                                                  ------------
                                                                                     3,081,437
                                                                                  ------------

HEALTH CARE (DRUGS/PHARMACEUTICALS)--6.9%
Merck & Co., Inc....................................              47,753             1,545,765
Pfizer, Inc.........................................             162,080             4,257,841
Wyeth...............................................              28,766             1,213,350
                                                                                  ------------
                                                                                     7,016,956
                                                                                  ------------

INSURANCE BROKERS--0.3%
Marsh & McLennan Cos., Inc..........................              10,600               322,452
                                                                                  ------------

INSURANCE (LIFE/HEALTH)--0.6%
MetLife, Inc........................................               8,965               350,531
The Principal Financial Group, Inc..................               6,734               259,192
                                                                                  ------------
                                                                                       609,723
                                                                                  ------------

INSURANCE (MULTI-LINE)--1.3%
Loews Corp..........................................               2,742               201,647
Prudential Financial, Inc...........................              11,174               641,388
The Hartford Financial Services Group, Inc..........               6,313               432,819
                                                                                  ------------
                                                                                     1,275,854
                                                                                  ------------

INSURANCE (PROPERTY/CASUALTY)--2.1%
ACE Ltd.............................................               6,075               250,715
The Allstate Corp...................................              14,901               805,548
The Chubb Corp......................................               4,130               327,385
The St. Paul Travelers Cos., Inc....................              14,388               528,471
XL Capital Ltd. (Class A)...........................               2,932               212,189
                                                                                  ------------
                                                                                     2,124,308
                                                                                  ------------
INVESTMENT BANKING/BROKERAGE--2.8%
Lehman Brothers Holdings, Inc.......................               5,985               563,548
Merrill Lynch & Co., Inc............................              18,359             1,039,119
The Charles Schwab Corp.............................              23,890               251,084
The Goldman Sachs Group, Inc........................               8,900               978,911
                                                                                  ------------
                                                                                     2,832,662
                                                                                  ------------

LEISURE TIME (PRODUCTS)--0.2%
Mattel, Inc.........................................               8,887               189,737
                                                                                  ------------

MANUFACTURING (DIVERSIFIED)--2.6%
Honeywell International, Inc........................              16,758               623,565
Ingersoll-Rand Co. Ltd. (Class A)...................               3,800               302,670
Johnson Controls, Inc...............................               4,100               228,616
Tyco International Ltd..............................              43,286             1,463,067
                                                                                  ------------
                                                                                     2,617,918
                                                                                  ------------

OFFICE EQUIPMENT & SUPPLIES--0.2%
Pitney Bowes, Inc...................................               5,016               226,322
                                                                                  ------------

OIL (DOMESTIC INTEGRATED)--1.4%
Apache Corp.........................................               7,045               431,365
Marathon Oil Corp...................................               7,493               351,572
Occidental Petroleum Corp...........................               8,445               601,031
                                                                                  ------------
                                                                                     1,383,968
                                                                                  ------------

OIL (INTERNATIONAL INTEGRATED)--12.1%
ChevronTexaco Corp..................................              43,186             2,518,176
ConocoPhillips......................................              13,504             1,456,271
Exxon Mobil Corp....................................             138,863             8,276,235
                                                                                  ------------
                                                                                    12,250,682
                                                                                  ------------

OIL & GAS (EXPLORATION/PRODUCTS)--1.6%
Anadarko Petroleum Corp.............................               5,359               407,820
Burlington Resources, Inc...........................               8,500               425,595
Devon Energy Corp...................................               9,888               472,152
Unocal Corp.........................................               5,693               351,201
                                                                                  ------------
                                                                                     1,656,768
                                                                                  ------------

OIL & GAS (REFINING & MARKETING)--0.4%
Valero Energy Corp..................................               5,500               402,985
                                                                                  ------------

PAPER & FOREST PRODUCTS--0.7%
International Paper Co..............................              10,418               383,278
Weyerhaeuser Co.....................................               5,115               350,378
                                                                                  ------------
                                                                                       733,656
                                                                                  ------------

PHOTOGRAPHY/IMAGING--0.5%
Eastman Kodak Co....................................               6,127               199,434
Xerox Corp..........................................              20,479               310,257
                                                                                  ------------
                                                                                       509,691
                                                                                  ------------

RAILROADS--1.1%
Burlington Northern Santa Fe Corp...................               8,173               440,770
Norfolk Southern Corp...............................               8,641               320,149
Union Pacific Corp..................................               5,598               390,181
                                                                                  ------------
                                                                                     1,151,100
                                                                                  ------------

RESTAURANTS--0.8%
McDonald's Corp.....................................              27,028               841,652
                                                                                  ------------

See accompanying notes.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                            SHARES               VALUE
--------------------                                          ----------          ------------
RETAIL (GENERAL MERCHANDISING CHAIN)--0.2%
Limited Brands......................................               7,331          $    178,143
                                                                                  ------------

RETAIL (SPECIALTY APPAREL)--0.3%
The Gap, Inc........................................              13,736               299,994
                                                                                  ------------

RETAIL STORES (FOOD CHAINS)--0.5%
Albertson's, Inc....................................               6,891               142,299
Safeway, Inc. (a)...................................               9,617               178,203
The Kroger Co. (a)..................................              14,587               233,830
                                                                                  ------------
                                                                                       554,332
                                                                                  ------------

SAVINGS & LOAN COMPANIES--0.7%
Washington Mutual, Inc..............................              18,817               743,271
                                                                                  ------------

SERVICES (COMMERCIAL & CONSUMER)--0.5%
Cendant Corp........................................              22,617               464,553
                                                                                  ------------

SERVICES (COMPUTER SYSTEMS)--0.2%
Electronic Data Systems Corp........................              10,926               225,840
                                                                                  ------------

TELEPHONE--5.7%
ALLTEL Corp.........................................               6,589               361,407
AT&T Corp...........................................              16,952               317,850
BellSouth Corp......................................              39,465             1,037,535
Lucent Technologies, Inc. (a).......................              92,653               254,796
SBC Communications, Inc.............................              71,336             1,689,950
Verizon Communications, Inc.........................              59,573             2,114,841
                                                                                  ------------
                                                                                     5,776,379
                                                                                  ------------

TELEPHONE (LONG DISTANCE)--0.6%
Sprint Corp.........................................              27,161               617,913
                                                                                  ------------

TOBACCO--3.0%
Altria Group, Inc...................................              44,151             2,887,034
Reynolds American, Inc..............................               1,900               153,121
                                                                                  ------------
                                                                                     3,040,155
                                                                                  ------------

WASTE MANAGEMENT--0.4%
Waste Management, Inc...............................              12,529               361,462
                                                                                  ------------

TOTAL COMMON STOCKS--(Cost $96,219,944).............                               100,588,148
                                                                                  ------------

SHORT TERM INVESTMENTS--0.2%
MONEY MARKET FUND--0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $162,564)..............................             162,564               162,564
                                                                                  ------------

TOTAL INVESTMENTS--99.8% (Cost $96,382,508).........                               100,750,712

OTHER ASSETS AND LIABILITIES--0.2%..................                                   192,716
                                                                                  ------------

NET ASSETS--100.0%..................................                              $100,943,428
                                                                                  ============
(a) Non-income producing security

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                SHARES         VALUE
--------------------                                ------      -----------
COMMON STOCKS--99.9%
AEROSPACE/DEFENSE--1.7%
Alliant Techsystems, Inc. (a)...................     4,145      $   296,160
Armor Holdings, Inc. (a)........................     3,400          126,106
Curtiss-Wright Corp. (Class B)..................       936           52,790
United Defense Industries, Inc..................     5,404          396,762
                                                                -----------
                                                                    871,818
                                                                -----------
AIR FREIGHT--0.2%
EGL, Inc. (a)...................................     3,800           86,640
                                                                -----------

AIRLINES--0.2%
Delta Air Lines, Inc. (a).......................    13,596           55,064
Northwest Airlines Corp (Class A) (a)...........     8,656           57,908
                                                                -----------
                                                                    112,972
                                                                -----------
BANKS (REGIONAL)--3.7%
Bank of Hawaii Corp.............................     5,800          262,508
Cathay General Bancorp..........................     4,783          150,664
Cullen/Frost Bankers, Inc.......................     5,733          258,845
East West Bancorp, Inc..........................     5,604          206,900
First BanCorp...................................     4,151          175,380
Park National Corp..............................     1,268          142,650
Silicon Valley Bancshares (a)...................     3,920          172,715
Texas Regional Bancshare, Inc...................     4,999          150,520
UCBH Holdings, Inc..............................     4,993          199,221
Westamerica Bancorp.............................     3,574          185,026
                                                                -----------
                                                                  1,904,429
                                                                -----------
BIOTECHNOLOGY--2.7%
Alexion Pharmaceuticals, Inc. (a)...............     3,035           65,753
Biosite, Inc. (a)...............................     1,771           92,145
CV Therapeutics, Inc. (a).......................     3,509           71,443
Enzon, Inc. (a).................................     4,838           49,299
Haemonetics Corp. (a)...........................     2,798          117,964
Martek Biosciences Corp. (a)....................     3,490          203,083
Myriad Genetics, Inc. (a).......................     3,426           63,004
NPS Pharmaceuticals, Inc. (a)...................     4,546           57,371
Onyx Pharmaceuticals, Inc. (a)..................     3,701          116,026
Protein Design Labs, Inc. (a)...................    11,387          182,078
Techne Corp. (a)................................     4,308          173,096
Telik, Inc. (a).................................     5,775           87,087
Transkaryotic Therapies, Inc. (a)...............     2,800           69,902
Trimeris, Inc. (a)..............................     1,902           21,417
                                                                -----------
                                                                  1,369,668
                                                                -----------
BROADCASTING (TV, RADIO & CABLE)--0.2%
Emmis Communications Corp. (a)..................     5,584          107,324
Young Broadcasting, Inc. (Class A) (a)..........     2,075           17,928
                                                                -----------
                                                                    125,252
                                                                -----------
BUILDING MATERIALS GROUP--1.8%
Eagle Materials, Inc............................     2,001          160,035
Florida Rock Industries, Inc....................     4,193          246,632
Simpson Manufacturing Co., Inc..................     4,100          126,690
Standard Pacific Corp...........................     3,400          245,446
Texas Industries, Inc...........................     2,400          129,000
                                                                -----------
                                                                    907,803
                                                                -----------
CELLULAR/WIRELESS
TELECOMMUNICATIONS--0.3%
InterDigital Communications Corp. (a)...........     6,109           93,590
United States Cellular Corp. (a)................     1,736           79,214
                                                                -----------
                                                                    172,804
                                                                -----------
CHEMICALS (SPECIALTY)--1.9%
Cabot Microelectronics Corp. (a)................     2,784           87,362
Cytec Industries, Inc...........................     4,001          217,054
Georgia Gulf Corp...............................     3,700          170,126
MacDermid, Inc..................................     2,865           93,113
Minerals Technologies, Inc......................     2,253          148,202
Valspar Corp....................................     5,282          245,824
                                                                -----------
                                                                    961,681
                                                                -----------
COMMUNICATIONS EQUIPMENT--1.0%
Avid Technology, Inc. (a).......................     3,776          204,357
Plantronics, Inc................................     5,296          201,672
Tekelec (a).....................................     6,945          110,703
                                                                -----------
                                                                    516,732
                                                                -----------
COMPUTERS & BUSINESS
EQUIPMENT--0.3%
Kronos, Inc. (a)................................     3,411          174,336
                                                                -----------
COMPUTERS (HARDWARE)--0.5%
Hutchinson Technology, Inc. (a).................     2,900          100,862
National Instruments Corp.......................     5,845          158,107
                                                                -----------
                                                                    258,969
                                                                -----------
COMPUTERS (PERIPHERALS)--0.3%
MICROS Systems, Inc. (a)........................     4,222          154,990
                                                                -----------
COMPUTER SOFTWARE/SERVICES--3.5%
Akamai Technologies, Inc. (a)...................    13,130          167,145
Ask Jeeves, Inc. (a)............................     6,374          178,982
eResearch Technology, Inc. (a)..................     5,301           62,446
F5 Networks, Inc. (a)...........................     3,567          180,098

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                SHARES          VALUE
--------------------                                ------        ---------
Hyperion Solutions Corp. (a)....................     4,359       $  192,275
IDX Systems Corp. (a)...........................     2,330           80,921
InfoSpace, Inc. (a).............................     3,200          130,656
Intergraph Corp. (a)............................     3,700          106,597
Macromedia, Inc. (a)............................     8,151          273,059
Macrovision Corp. (a) ..........................     5,488          125,072
Mercury Computer System, Inc. (a)...............     2,335           64,399
Packeteer, Inc. (a).............................     3,873           59,605
Take-Two Interactive Software, Inc. (a).........     4,962          194,014
                                                                 ----------
                                                                  1,815,269
                                                                 ----------
CONSTRUCTION--0.4%
Hovnanian Enterprises, Inc. (a).................     3,761          191,811
                                                                 ----------
CONSUMER (JEWELRY/NOVELTIES)--0.5%
Fossil, Inc. (a)................................     4,327          112,177
Lancaster Colony Corp...........................     3,098          131,820
                                                                 ----------
                                                                    243,997
                                                                 ----------
DISTRIBUTORS (FOOD & HEALTH)--0.5%
Priority Healthcare Corp. (Class B) (a).........     4,087           88,402
SCP Pool Corp...................................     5,874          187,145
                                                                 ----------
                                                                    275,547
                                                                 ----------
ELECTRICAL EQUIPMENT--1.0%
Avocent Corp. (a)...............................     5,459          140,078
Benchmark Electronics, Inc. (a).................     4,297          136,774
Black Box Corp..................................     1,958           73,249
EMCOR Group, Inc. (a)...........................     1,709           80,015
Littelfuse, Inc. (a)............................     2,499           71,596
                                                                 ----------
                                                                    501,712
                                                                 ----------
ELECTRONICS (COMPONENT DISTRIBUTION)--0.9%
Taser International, Inc. (a)...................     6,600           79,200
Tech Data Corp. (a).............................     6,500          240,890
Varian, Inc. (a)................................     3,842          145,573
                                                                 ----------
                                                                    465,663
                                                                 ----------
ELECTRONICS (DEFENSE)--0.3%
Engineered Support Systems, Inc.................     2,994          160,239
                                                                 ----------
ELECTRONICS (INSTRUMENT)--0.8%
FLIR Systems, Inc. (a)..........................     7,636          231,371
Trimble Navigation Ltd. (a).....................     5,651          191,060
                                                                 ----------
                                                                    422,431
                                                                 ----------
ELECTRONICS (SEMICONDUCTORS)--2.2%
Applied Micro Circuits Corp. (a)................    34,572          113,742
Cree, Inc. (a)..................................     8,165          177,589
Integrated Circuit Systems,
  Inc. (a)......................................     8,070          154,298
OmniVision Technologies, Inc. (a)...............     6,245           94,612
Power Integrations, Inc. (a)....................     3,477           72,635
Semtech Corp. (a)...............................     8,305          148,410
Silicon Image, Inc. (a).........................     8,342           83,921
Silicon Laboratories, Inc. (a)..................     4,461          132,536
Siliconix, Inc. (a).............................       692           24,414
Varian Semiconductor Equipment
  Associates, Inc. (a)..........................     4,036          153,408
                                                                 ----------
                                                                  1,155,565
                                                                 ----------
ENGINEERING & CONSTRUCTION--0.9%
Jacobs Engineering Group, Inc...................     6,212          322,527
McDermott International, Inc.(a)................     6,600          124,938
                                                                 ----------
                                                                    447,465
                                                                 ----------
EQUIPMENT (SEMICONDUCTORS)--0.9%
ATMI, Inc. (a)..................................     3,528           88,341
Cymer, Inc. (a).................................     4,091          109,516
Donaldson Co., Inc..............................     8,098          261,404
                                                                 ----------
                                                                    459,261
                                                                 ----------
FINANCIAL (DIVERSIFIED)--1.5%
Commercial Capital Bancorp, Inc.................     5,500          111,925
Navigant Consulting, Inc. (a)...................     5,200          141,596
New Century Financial Corp......................     5,301          248,193
Webster Financial Corp..........................     5,996          272,278
                                                                 ----------
                                                                    773,992
                                                                 ----------
FOODS--0.7%
Flowers Foods, Inc..............................     4,500          126,945
Ralcorp Holdings, Inc. (a)......................     3,301          156,303
Tootsie Roll Industries, Inc....................     2,596           77,865
                                                                 ----------
                                                                    361,113
                                                                 ----------
FOOTWEAR--0.8%
Reebok International Ltd........................     5,472          242,410
The Timberland Co. (Class A) (a)................     2,380          168,813
                                                                 ----------
                                                                    411,223
                                                                 ----------
GAMING, LOTTERY, & PARIMUTUEL--1.1%
Alliance Gaming Corp. (a).......................     5,189           49,763
Argosy Gaming Co. (a)...........................     3,100          142,352
Penn National Gaming, Inc. (a)..................     6,900          202,722

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                SHARES         VALUE
--------------------                                ------      -----------
Scientific Games Corp. (a)......................     7,245        $ 165,548
                                                                  ---------
                                                                    560,385
                                                                  ---------
HARDWARE & TOOLS--0.3%
The Scotts Co. (Class A) (a)....................     2,433          170,870
                                                                  ---------
HEALTH CARE (DIVERSIFIED)--0.6%
AMERIGROUP Corp. (a)............................     5,513          201,555
Chemed Corp.....................................     1,338          102,330
                                                                  ---------
                                                                    303,885
                                                                  ---------
HEALTH CARE (DRUGS/PHARMACEUTICALS)--3.6%
Accredo Health, Inc. (a)........................     5,387          239,237
Cell Therapeutics, Inc. (a).....................     6,402           22,983
Covance, Inc. (a)...............................     7,000          333,270
INAMED Corp. (a)................................     3,938          275,188
Ligand Pharmaceuticals, Inc. (Class B) (a)......     8,183           46,889
Medicis Pharmaceutical Corp. (Class A)..........     6,189          185,546
Nektar Therapeutics (a).........................     9,279          129,349
Neurocrine Biosciences, Inc. (a)................     4,042          153,839
Noven Pharmaceuticals, Inc. (a).................     2,793           47,369
Par Pharmaceutical Cos., Inc. (a)...............     3,791          126,771
Taro Pharmaceutical Industries Ltd. (a).........     2,725           86,001
United Therapeutics Corp. (a)...................     2,354          107,566
Vicuron Phamaceuticals, Inc. (a)................     6,682          105,308
                                                                  ---------
                                                                  1,859,316
                                                                  ---------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.3%
LifePoint Hospitals, Inc. (a)...................     4,047          177,420
                                                                  ---------
HEATLH CARE (LONG TERM CARE)--0.3%
Apria Healthcare Group, Inc. (a)................     5,570          178,797
                                                                  ---------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES)--7.7%
Advanced Medical Optics, Inc. (a)...............     4,000          144,840
American Medical Systems Holdings, Inc. (a).....     7,000          120,260
ArthroCare Corp. (a)............................     2,440           69,540
Bio Rad Laboratories, Inc. (a)..................     1,845           89,870
Charles River Laboratories
International, Inc. (a).........................     6,810          320,342
Cyberonics, Inc. (a)............................     2,419          106,847
Diagnostic Products Corp........................     2,511          121,281
Edwards Lifesciences Corp. (a)..................     6,601          285,295
IDEXX Laboratories, Inc. (a)....................     3,748          202,992
Immucor Corp. (a)...............................     5,000          150,950
Intuitive Surgical, Inc. (a)....................     3,700          168,239
Invacare Corp...................................     3,301          147,324
Mentor Corp.....................................     4,100          131,610
MGI Pharma, Inc. (a)............................     7,814          197,460
Millipore Corp. (a).............................     5,494          238,440
PolyMedica Corp.................................     3,079           97,789
ResMed, Inc. (a)................................     3,739          210,880
Respironics, Inc. (a)...........................     3,887          226,495
STERIS Corp. (a)................................     7,641          192,935
Sybron Dental Specialties, Inc. (a).............     4,304          154,514
The Cooper Cos., Inc............................     4,889          356,408
The Medicines Co. (a)...........................     4,935          111,827
VISX, Inc. (a)..................................     5,500          128,920
                                                                  ---------
                                                                  3,975,058
                                                                  ---------
HEALTH CARE (SPECIAL SERVICES)--2.4%
Centene Corp. (a)...............................     4,600          137,954
Cerner Corp. (a)................................     3,107          163,149
FuelCell Energy, Inc. (a).......................     5,203           51,926
Pediatrix Medical Group, Inc. (a)...............     2,526          173,258
Pharmaceutical Product Development, Inc. (a)....     5,530          267,929
Renal Care Group, Inc. (a)......................     7,480          283,791
Sierra Health Services, Inc. (a)................     2,700          172,368
                                                                  ---------
                                                                  1,250,375
                                                                  ---------
HOMEBUILDING--1.3%
Beazer Homes USA, Inc...........................     4,305          214,647
Meritage Homes Corp. (a)........................     2,400          141,408
The Ryland Group, Inc...........................     5,281          327,528
                                                                  ---------
                                                                    683,583
                                                                  ---------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.7%
Ethan Allen Interiors, Inc......................     3,755          120,160
HNI Corp........................................     5,160          231,942
                                                                  ---------
                                                                    352,102
                                                                  ---------
HOUSEHOLD PRODUCTS (NON-DURABLE)--0.5%
Church & Dwight Co., Inc........................     6,854          243,111
                                                                  ---------
INSURANCE BROKERS--0.2%
Hilb Rogal and Hobbs Co.........................     3,511          125,694
                                                                  ---------

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                SHARES         VALUE
--------------------                                ------      -----------
INSURANCE (LIFE/HEALTH)--0.8%
Delphi Financial Group, Inc. (Class A)..........     3,000        $ 129,000
StanCorp Financial Group, Inc...................     3,106          263,327
                                                                  ---------
                                                                    392,327
                                                                  ---------
INSURANCE (MULTI-LINE)--0.7%
HCC Insurance Holdings, Inc.....................     7,600          274,816
Impax Laboratories, Inc. (a)....................     5,500           88,000
                                                                  ---------
                                                                    362,816
                                                                  ---------
INSURANCE (PROPERTY/CASUALTY)--0.7%
Philadelphia Consolidated Holding Corp. (a).....     2,062          159,867
The Commerce Group, Inc.........................     3,300          204,534
                                                                  ---------
                                                                    364,401
                                                                  ---------
INVESTMENT BANKING/BROKERAGE--0.6%
Jefferies Group, Inc............................     5,444          205,130
Piper Jaffray Cos., Inc. (a)....................     2,170           79,400
                                                                  ---------
                                                                    284,530
                                                                  ---------
INVESTMENT MANAGEMENT--0.4%
Affiliated Managers Group, Inc. (a).............     3,257          202,032
                                                                  ---------
LEISURE TIME (PRODUCTS)--1.3%
International Speedway Corp. (Class A)..........     3,154          171,104
Multimedia Games, Inc. (a)......................     3,300           25,608
Polaris Industries, Inc.........................     4,830          339,211
Winnebago Industries, Inc.......................     3,663          115,751
                                                                  ---------
                                                                    651,674
                                                                  ---------
LODGING (HOTELS)--0.3%
Gaylord Entertainment Co. (a)...................     4,400          177,760
                                                                  ---------
MACHINERY (DIVERSIFIED)--3.2%
Dade Behring Holdings, Inc. (a).................     4,781          281,744
Graco, Inc......................................     7,691          310,409
IEDX Corp.......................................     5,460          220,311
Joy Global, Inc.................................     8,700          305,022
MSC Industrial Direct Co., Inc. (Class A).......     5,260          160,746
The Manitowoc Co., Inc..........................     3,300          133,287
The Toro Co.....................................     2,712          240,012
                                                                  ---------
                                                                  1,651,531
                                                                  ---------
MANUFACTURING (DIVERSIFIED)--4.2%
Actuant Corp. (a)...............................     2,911          130,762
AMETEK, Inc.....................................     7,547          303,767
AptarGroup, Inc.................................     3,756          195,237
Carlisle Cos., Inc..............................     3,513          245,102
CLARCOR, Inc....................................     2,865          148,865
Gen Probe, Inc. (a).............................     5,477          244,055
Harsco Corp.....................................     4,608          274,683
Matthews International Corp.....................     3,558          116,560
Photon Dynamics, Inc. (a).......................     1,987           37,872
Terex Corp. (a).................................     5,500          238,150
The Brink's Co..................................     6,300          217,980
                                                                  ---------
                                                                  2,153,033
                                                                  ---------
MANUFACTURING (SPECIALIZED)--1.7%
Cognex Corp.....................................     4,459          110,940
Dionex Corp. (a)................................     2,292          124,914
Nordson Corp....................................     2,900          106,778
Roper Industries, Inc...........................     4,653          304,772
Teleflex, Inc...................................     4,029          206,204
                                                                  ---------
                                                                    853,608
                                                                  ---------
METAL FABRICATORS--0.7%
Kennametal, Inc.................................     4,058          192,714
Quanex Corp.....................................     2,800          149,296
                                                                  ---------
                                                                    342,010
                                                                  ---------
METALS MINING--0.6%
Arch Coal, Inc..................................     6,800          292,468
                                                                  ---------
NATURAL GAS (DISTRIBUTION/PIPE LINE)--0.9%
Energen Corp....................................     3,600          239,760
Western Gas Resources, Inc......................     6,568          226,268
                                                                  ---------
                                                                    466,028
                                                                  ---------
OFFICE EQUIPMENT & SUPPLIES--0.3%
United Stationers, Inc..........................     3,723          168,466
                                                                  ---------
OIL & GAS (DRILLING & EQUIPMENT)--1.7%
Atwood Oceanics, Inc. (a).......................     1,497           99,610
FMC Technologies, Inc. (a)......................     7,032          233,322
Helmerich & Payne, Inc..........................     5,122          203,292
Lone Star Technologies, Inc. (a)................     3,200          126,176
Oceaneering International, Inc. (a).............     2,780          104,250
SEACOR Holdings, Inc. (a).......................     1,980          126,225
                                                                  ---------
                                                                    892,875
                                                                  ---------
OIL & GAS (EXPLORATION/PRODUCTS)--4.0%
Cabot Oil & Gas Corp............................     3,700          204,055
Cal Dive International, Inc.(a).................     4,000          181,200
Cheniere Energy, Inc. (a).......................     2,700          174,177
Denbury Resources, Inc. (a).....................     6,100          214,903

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                   -------    -----------
General Maritime Corp.(a) ........................       4,000    $   193,760
Patina Oil & Gas Corp.............................       7,373        294,920
Range Resources Corp..............................       8,300        193,888
Southwestern Energy Co.(a) .......................       4,000        227,040
The Houston Exploration Co.(a) ...................       3,136        178,595
Unit Corp. (a)....................................       4,306        194,502
                                                                  -----------
                                                                    2,057,040
                                                                  -----------

PAPER & FOREST PRODUCTS--0.5%
Rayonier, Inc.....................................       5,516        273,207
                                                                  -----------

PERSONAL CARE--0.3%
NBTY, Inc. (a)....................................       6,754        169,458
                                                                  -----------

PUBLISHING--0.9%
John Wiley & Sons, Inc. (Class
A)................................................       4,417        155,699
Meredith Corp.....................................       4,447        207,898
Scholastic Corp. (a)..............................       3,072        113,326
                                                                  -----------
                                                                      476,923
                                                                  -----------

PUBLISHING (NEWSPAPERS)--0.9%
Lee Enterprises, Inc..............................       3,956        171,690
McClatchy Co......................................       2,197        162,930
Media General, Inc................................       2,277        140,832
                                                                  -----------
                                                                      475,452
                                                                  -----------

REAL ESTATE INVESTMENT TRUST--3.7%
Alexandria Real Estate
   Equities, Inc..................................       2,114        136,099
CBL & Associates Properties, Inc..................       3,270        233,838
CenterPoint Properties Corp.......................       5,374        220,334
Equity Lifestyle Properties, Inc..................       2,300         81,075
Essex Property Trust, Inc.........................       2,296        158,654
Federal Realty Investment Trust...................       5,761        278,544
Pan Pacific Retail Properties, Inc................       4,500        255,375
Redwood Trust, Inc................................       2,592        132,658
SL Green Realty Corp..............................       4,500        252,990
Taubman Centers, Inc..............................       5,200        144,248
                                                                  -----------
                                                                    1,893,815
                                                                  -----------

RESTAURANTS--3.0%
Applebee's International, Inc.....................       9,152        252,229
CBRL Group, Inc...................................       5,423        223,970
CEC Entertainment, Inc. (a).......................       4,040        147,864
P F Chang's China Bistro, Inc. (a)................       2,711        162,118
Papa John's International, Inc. (a)...............       1,311         45,518
Ruby Tuesday, Inc.................................       6,953        168,888
Sonic Corp. (a)...................................       6,591        220,140
The Cheesecake Factory, Inc. (a)..................       8,647        306,536
                                                                  -----------
                                                                    1,527,263
                                                                  -----------

RETAIL (BUILDING SUPPLIES)--0.4%
Hughes Supply, Inc................................       7,312        217,532
                                                                  -----------

RETAIL (DEPARTMENT STORES)--1.6%
Aeropostale, Inc. (a).............................       6,222        203,770
Cost Plus, Inc. (a)...............................       2,418         64,996
Stein Mart, Inc. (a)..............................       3,000         67,500
The Neiman Marcus Group, Inc......................       3,304        302,349
Tractor Supply Co. (a)............................       3,892        169,886
                                                                  -----------
                                                                      808,501
                                                                  -----------

RETAIL (DISCOUNTERS)--0.2%
Tuesday Morning Corp. (a).........................       2,960         85,455
                                                                  -----------

RETAIL (SPECIALTY)--1.6%
Barnes & Noble, Inc. (a)..........................       6,189        213,459
Guitar Center, Inc. (a)...........................       2,759        151,276
O'Reilly Automotive, Inc. (a).....................       6,144        304,312
The Yankee Candle, Inc............................       5,501        174,382
                                                                  -----------
                                                                      843,429
                                                                  -----------

RETAIL (SPECIALTY APPAREL)--1.2%
AnnTaylor Stores Corp. (a)........................       7,638        195,457
Hot Topic, Inc. (a)...............................       5,106        111,566
Pacific Sunwear of California, Inc. (a)...........       8,549        239,201
The Children's Place Retail Stores,
  Inc. (a)........................................       1,548         73,917
                                                                  -----------
                                                                      620,141
                                                                  -----------

RETAIL STORES (FOOD CHAINS)--0.4%
Panera Bread Co. (a)..............................       3,217        181,857
                                                                  -----------

SAVINGS & LOAN COMPANIES--0.7%
Downey Financial Corp.............................       2,324        142,995
FirstFed Financial Corp. (a)......................       1,785         91,053
Harbor Florida Bancshares, Inc....................       2,400         81,840
PFF Bancorp, Inc..................................       2,503         69,083
                                                                  -----------
                                                                      384,971
                                                                  -----------

SERVICES (ADVERTISING/MARKETING)--1.5%
ADVO, Inc.........................................       3,425        128,266

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                   -------    -----------
FTI Consulting, Inc. (a)..........................       4,785    $    98,763
Hudson Highland Group, Inc. (a)...................       2,296         39,239
R.H. Donnelley Corp. (a)..........................       3,526        204,825
The Corporate Executive Board Co..................       4,353        278,374
                                                                  -----------
                                                                      749,467
                                                                  -----------

SERVICES (COMMERCIAL & CONSUMER)--6.0%
Arbitron, Inc.....................................       3,395        145,646
Banta Corp........................................       2,805        120,054
Copart, Inc. (a)..................................       7,468        175,946
Corrections Corporation of America (a)............       3,600        138,960
Education Management Corp. (a)....................       6,653        185,951
G & K Services, Inc...............................       2,148         86,543
Hewitt Associates, Inc. (a).......................       5,044        134,170
Imagistics International, Inc. (a)................       1,822         63,642
ITT Educational Services, Inc. (a)................       5,061        245,459
Jarden Corp. (a)..................................       3,000        137,640
Laureate Education, Inc. (a)......................       4,986        213,351
Netflix, Inc. (a).................................       3,176         34,460
PHH Corp. (a).....................................       5,900        129,033
Rayovac Corp. (a).................................       3,900        162,240
Regis Corp........................................       4,889        200,107
Rent-A-Center, Inc. (a)...........................       7,579        206,982
Resources Connection, Inc. (a)....................       5,300        110,929
Strayer Education, Inc............................       1,563        177,119
Sunrise Assisted Living, Inc. (a).................       1,951         94,819
VCA Antech, Inc. (a)..............................       9,100        184,093
Websense, Inc. (a)................................       2,600        139,880
                                                                  -----------
                                                                    3,087,024
                                                                  -----------

SERVICES (COMPUTER SYSTEMS)--0.6%
CACI International, Inc. (a)......................       3,201        176,791
Digital River, Inc. (a)...........................       3,571        111,273
                                                                  -----------
                                                                      288,064
                                                                  -----------

SERVICES (DATA PROCESSING)--0.5%
Global Payments, Inc..............................       4,223        272,341
                                                                  -----------

SHIPPING--0.4%
Overseas Shipholding Group, Inc...................       3,000        188,730
                                                                  -----------

STEEL--1.3%
Carpenter Technology Corp.........................       2,400        142,584
Cleveland-Cliffs, Inc.............................       2,379        173,358
Maverick Tube Corp. (a)...........................       4,700        152,797
Steel Dynamics, Inc...............................       5,200        179,140
                                                                  -----------
                                                                      647,879
                                                                  -----------

TEXTILES (APPAREL)--0.8%
Polo Ralph Lauren Corp............................       6,400        248,320
Quiksilver, Inc. (a)..............................       6,500        188,695
                                                                  -----------
                                                                      437,015
                                                                  -----------

TRUCKING--1.0%
Landstar Systems, Inc. (a)........................       6,718        220,014
Yellow Roadway Corp. (a)..........................       5,000        292,700
                                                                  -----------
                                                                      512,714
                                                                  -----------

TRUCKS & PARTS--0.8%
Oshkosh Truck Corp................................       3,815        312,792
Wabash National Corp..............................       3,430         83,692
                                                                  -----------
                                                                      396,484
                                                                  -----------

WASTE MANAGEMENT--0.8%
Stericycle, Inc. (a)..............................       4,988        220,470
Waste Connections, Inc. (a).......................       5,312        184,592
                                                                  -----------
                                                                      405,062
                                                                  -----------

TOTAL COMMON STOCKS--
(Cost $46,091,903)................................                 51,439,361
                                                                  -----------

SHORT TERM INVESTMENTS--0.1%
MONEY MARKET FUND--0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $19,949).......................      19,949         19,949
                                                                  -----------

TOTAL INVESTMENTS--100.0%
  (Cost $46,111,852)..............................                 51,459,310

OTHER ASSETS AND LIABILITIES--0.0%................                     18,983
                                                                  -----------

NET ASSETS--100.0%................................                $51,478,293
(a) Non-income producing security                                 ===========

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                   -------    -----------
COMMON STOCKS--99.8%
AEROSPACE/DEFENSE--0.1%
AAR Corp. (a).....................................       8,563    $   116,457
                                                                  -----------
AIRLINES--0.9%
AirTran Holdings, Inc. (a)........................      24,003        217,227
Alaska Air Group, Inc. (a)........................       7,119        209,583
Continental Airlines, Inc. (Class B) (a)..........      18,657        224,630
SkyWest, Inc......................................      16,382        304,542
                                                                  -----------
                                                                      955,982
                                                                  -----------

AUTO PARTS & EQUIPMENT--3.0%
American Axle & Manufacturing Holdings, Inc.......      12,400        303,800
ArvinMeritor, Inc.................................      19,519        301,959
Cooper Tire & Rubber Co...........................      21,057        386,606
Modine Manufacturing Co...........................       8,599        252,209
Snap-on, Inc......................................      14,717        467,853
Superior Industries International, Inc............       6,021        159,015
The Goodyear Tire & Rubber Co. (a)................      48,811        651,627
United Rentals, Inc. (a)..........................      18,582        375,542
Visteon Corp. (a).................................      36,470        208,244
                                                                  -----------
                                                                    3,106,855
                                                                  -----------

BANKS (REGIONAL)--8.4%
AMCORE Financial, Inc.............................       6,301        178,003
BancorpSouth, Inc.................................      20,219        417,320
Chittenden Corp...................................      13,018        339,379
Citizens Banking Corp.............................      10,383        304,845
Colonial BancGroup, Inc...........................      37,168        762,687
Commercial Federal Corp...........................      11,191        309,431
Dime Community Bancshares.........................       9,500        144,400
F N B Corp. (a)...................................      14,550        278,632
First Midwest Bancorp, Inc........................      13,056        424,059
First Niagara Financial Group, Inc................      33,153        437,951
FirstMerit Corp...................................      20,302        543,282
Fulton Financial Corp.............................      35,235        767,771
Greater Bay Bancorp...............................      14,419        351,968
Hudson United Bancorp.............................      12,655        446,089
Old National Bancorp..............................      19,484        395,525
Provident Bankshares Corp.........................       9,300        306,528
Provident Financial Services, Inc.................      19,751        337,742
Republic Bancorp, Inc.............................      19,788        267,930
South Financial Group, Inc........................      19,813        605,089
Sterling Bancshares, Inc..........................      12,573        178,537
Trustmark Corp....................................      14,322        415,338
United Bankshares, Inc............................      11,542        382,502
                                                                  -----------
                                                                    8,595,008
                                                                  -----------

BEVERAGES (NON-ALCOHOLIC)--0.6%
Aqua America, Inc.................................      26,681        649,949
                                                                  -----------

BIOTECHNOLOGY--1.0%
Albany Molecular Research, Inc. (a)...............       5,990         61,577
Applera Corp. - Celera Genomics Group (a).........      20,500        210,125
Cambrex Corp......................................       7,000        149,100
Cell Genesys, Inc. (a)............................      12,600         57,078
Immunomedics, Inc. (a)............................      10,669         25,926
Incyte Genomics, Inc. (a).........................      23,207        158,504
Lexicon Genetics, Inc. (a)........................      11,719         59,884
Maxygen, Inc. (a).................................       7,569         64,942
Nabi Biopharmaceuticals (a).......................      16,400        204,672
Regeneron Pharmaceuticals, Inc. (a)...............      10,700         54,677
XOMA Ltd. (a).....................................      24,306         24,306
                                                                  -----------
                                                                    1,070,791
                                                                  -----------

BROADCASTING (TV, RADIO & CABLE)--0.3%
Insight Communications Co., Inc. (Class A) (a)....      13,893        164,632
Sinclair Broadcast Group, Inc.....................      12,738        102,286
                                                                  -----------
                                                                      266,918
                                                                  -----------

BUILDING MATERIALS GROUP--0.4%
Insituform Technologies, Inc. (a).................       7,277        105,589
USG Corp. (a).....................................       9,041        299,800
                                                                  -----------
                                                                      405,389
                                                                  -----------

CELLULAR/WIRELESS TELECOMMUNICATIONS--0.3%
Audiovox Corp. (Class A) (a)......................       5,185         66,057
Powerwave Technologies, Inc. (a)..................      26,056        201,673
                                                                  -----------
                                                                      267,730
                                                                  -----------

CHEMICALS (DIVERSIFIED)--0.4%
Olin Corp.........................................      19,670        438,641
                                                                  -----------

CHEMICALS (SPECIALTY)--3.1%
A. Schulman, Inc..................................       8,263        143,941
Albemarle Corp....................................      10,398        378,071
Crompton Corp.....................................      32,216        470,354
Ferro Corp........................................      11,807        222,208
Great Lakes Chemical Corp.........................      14,107        453,117
H.B. Fuller Co....................................       8,014        232,406
Hercules, Inc. (a)................................      28,321        410,371
RPM, Inc..........................................      32,593        595,800
Sensient Technologies Corp........................      12,355        266,374
                                                                  -----------
                                                                    3,172,642
                                                                  -----------

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                   -------    -----------

COMMUNICATIONS EQUIPMENT--1.8%
Anaren, Inc. (a)..................................       5,391    $    65,393
Arris Group, Inc. (a).............................      23,163        160,056
Aspect Communications Corp. (a)...................      11,445        119,143
CommScope, Inc. (a)...............................      15,227        227,796
Finisar Corp. (a).................................      50,800         63,500
Harmonic, Inc. (a)................................      20,309        194,154
Newport Corp. (a).................................      12,100        175,329
REMEC, Inc. (a)...................................      17,251         91,085
RF Micro Devices, Inc. (a)........................      52,383        273,439
SonicWALL, Inc. (a)...............................      19,405         98,771
Stratex Networks, Inc. (a)........................      21,726         39,976
Sycamore Networks, Inc. (a) ......................      51,927        184,860
Tollgrade Communications, Inc. (a)................       3,501         24,157
Wireless Facilities, Inc. (a).....................      13,300         83,125
                                                                  -----------
                                                                    1,800,784
                                                                  -----------

COMPUTERS & BUSINESS EQUIPMENT--0.2%
Agilysys, Inc.....................................       9,067        178,257
                                                                  -----------

COMPUTERS (HARDWARE)--0.6%
Computer Network Technology Corp. (a).............       7,873         36,373
Gateway, Inc. (a).................................      65,121        262,438
Lexar Media, Inc. (a).............................      21,100        105,078
McDATA Corp. (Class A) (a)........................      22,986         86,657
MRV Communications, Inc. (a)......................      29,279         94,571
Silicon Graphics, Inc. (a)........................      65,780         78,278
                                                                  -----------
                                                                      663,395
                                                                  -----------

COMPUTERS (NETWORKING)--0.2%
Extreme Networks, Inc. (a)........................      30,341        178,709
                                                                  -----------

COMPUTERS (PERIPHERALS)--1.5%
Eletronics for Imaging, Inc. (a)..................      15,100        269,384
InFocus Corp. (a).................................      11,299         64,856
Maxtor Corp. (a)..................................      69,531        369,905
Quantum Corp. (a).................................      49,177        143,105
Western Digital Corp. (a).........................      57,081        727,783
                                                                  -----------
                                                                    1,575,033
                                                                  -----------

COMPUTER SOFTWARE/SERVICES--5.2%
Advanced Digital Information Corp. (a)............      17,903        146,805
Agile Software Corp. (a)..........................      13,764        100,202
Ariba, Inc. (a)...................................      18,597        144,313
Ascential Software Corp. (a)......................      16,510        305,930
Borland Software Corp. (a)........................      22,645        183,877
E.piphany, Inc. (a)...............................      21,114         74,955
EarthLink, Inc. (a)...............................      40,782        367,038
Echelon Corp. (a).................................       9,303         63,633
Entrust, Inc. (a).................................      14,550         54,563
Informatica Corp. (a).............................      24,300        200,961
Interwoven, Inc. (a)..............................      10,227         79,668
JDA Software Group, Inc. (a)......................       8,240        115,690
Manugistics Group, Inc. (a).......................      18,798         31,581
MatrixOne, Inc. (a)...............................      13,738         65,530
Micromuse, Inc. (a)...............................      22,333        101,168
MRO Software, Inc. (a)............................       5,592         78,456
NetIQ Corp. (a)...................................      15,042        171,930
Parametric Technology Corp. (a)...................      75,433        421,670
Perot Systems Corp. (Class A) (a).................      21,010        282,374
RadiSys Corp. (a).................................       5,302         75,076
RealNetworks, Inc. (a)............................      31,636        182,856
Retek, Inc. (a)...................................      14,193        159,245
RSA Security, Inc. (a)............................      19,596        310,597
S1 Corp. (a)......................................      18,161        126,037
Sybase, Inc. (a)..................................      27,000        498,420
TIBCO Software, Inc. (a)..........................      48,307        359,887
Verity, Inc. (a)..................................      10,055         95,020
Vignette Corp. (a)................................      81,219        106,397
WatchGuard Technologies, Inc. (a).................       8,287         26,767
webMethods, Inc. (a)..............................      15,073         82,600
Wind River Systems, Inc. (a)......................      21,883        329,996
                                                                  -----------
                                                                    5,343,242
                                                                  -----------

CONSTRUCTION--0.2%
Granite Construction, Inc.........................       9,045        237,612
                                                                  -----------

CONSUMER (JEWELRY/NOVELTIES)--0.4%
American Greetings Corp. (Class A)................      17,628        449,161
                                                                  -----------

CONTAINERS (METALS & GLASS)--0.9%
Crown Holdings, Inc. (a)..........................      46,071        716,865
Lattice Semiconductor Corp. (a)...................      29,693        159,451
                                                                  -----------
                                                                      876,316
                                                                  -----------

CONTAINERS / PACKAGING (PAPER)--0.1%
Chesapeake Corp...................................       5,364        112,751
                                                                  -----------


See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                   -------    -----------
DISTRIBUTORS (FOOD & HEALTH)--0.5%
Chiquita Brands International, Inc................      10,852    $   290,616
PSS World Medical, Inc. (a).......................      18,161        206,491
                                                                  -----------
                                                                      497,107
                                                                  -----------

ELECTRIC COMPANIES--6.7%
Allegheny Energy, Inc. (a)........................      38,264        790,534
ALLETE, Inc.......................................       7,401        309,732
Avista Corp.......................................      13,572        237,510
Black Hills Corp..................................       9,150        302,591
Calpine Corp. (a).................................     125,100        350,280
Cleco Corp........................................      13,851        295,026
CMS Energy Corp. (a)..............................      53,515        697,836
El Paso Electric Co. (a)..........................      13,354        253,726
Hawaiian Electric Industries, Inc.................      22,587        576,420
IDACORP, Inc......................................      11,698        331,872
OGE Energy Corp...................................      24,343        656,044
PNM Resources, Inc................................      15,457        412,393
Sierra Pacific Resources (a)......................      32,938        354,083
Unisource Energy Corp.............................       9,030        279,659
Westar Energy, Inc................................      23,775        514,491
WPS Resources Corp................................      10,322        546,240
                                                                  -----------
                                                                    6,908,437
                                                                  -----------

ELECTRICAL EQUIPMENT--1.2%
Acuity Brands, Inc................................      11,990        323,730
Artesyn Technologies, Inc. (a)....................      10,654         92,796
C&D Technologies, Inc.............................       7,071         71,064
C-COR.net Corp. (a)...............................      13,389         81,405
Checkpoint Systems, Inc. (a)......................      10,539        177,898
Cohu, Inc.........................................       5,613         89,528
Plexus Corp. (a)..................................      12,131        139,628
Power-One, Inc. (a)...............................      19,927         96,845
Technitrol, Inc. (a)..............................      10,189        152,020
                                                                  -----------
                                                                    1,224,914
                                                                  -----------

ELECTRONICS (COMPONENT DISTRIBUTION)--0.3%
GrafTech International Ltd. (a)...................      27,347        155,604
KEMET Corp. (a)...................................      24,270        188,093
                                                                  -----------
                                                                      343,697
                                                                  -----------

ELECTRONICS (DEFENSE)--0.2%
Aeroflex, Inc. (a)................................      20,924        195,221
                                                                  -----------

ELECTRONICS (INSTRUMENT)--1.4%
Mentor Graphics Corp. (a).........................      21,325        292,152
Methode Electronics, Inc. (Class A)...............       9,717        117,673
Orbotech Ltd. (a).................................       9,045        198,086
Park Electrochemical Corp.........................       5,100        103,326
PerkinElmer, Inc..................................      33,526        691,641
                                                                  -----------
                                                                    1,402,878
                                                                  -----------

ELECTRONICS (SEMICONDUCTORS)--2.7%
Actel Corp. (a)...................................       7,200        110,736
Adaptec, Inc. (a).................................      30,898        148,001
Amkor Technology, Inc. (a)........................      25,700         99,202
Conexant Systems, Inc. (a)........................     130,214        195,321
Cypress Semiconductor Corp. (a)...................      35,200        443,520
Electro Scientific Industries, Inc. (a)...........       7,681        148,935
Emulex Corp. (a)..................................      23,300        438,972
ESS Technology, Inc. (a)..........................       9,944         52,405
Exar Corp. (a)....................................      11,500        154,100
Integrated Device Technology, Inc. (a)............      29,848        359,071
Mindspeed Technologies, Inc. (a)..................      28,183         62,848
Silicon Storage Technology, Inc. (a)..............      23,591         87,759
Skyworks Solutions, Inc. (a)......................      43,720        277,622
Transmeta Corp. (a)...............................      49,965         46,467
TriQuint Semiconductor, Inc. (a)..................      37,423        126,490
                                                                  -----------
                                                                    2,751,449
                                                                  -----------

ENGINEERING & CONSTRUCTION--0.3%
Dycom Industries, Inc. (a)........................      13,569        311,951
                                                                  -----------

EQUIPMENT (SEMICONDUCTORS)--1.4%
Asyst Technologies, Inc. (a)......................      13,300         63,707
Axcelis Technologies, Inc. (a)....................      28,060        204,838
Brooks Automation, Inc. (a).......................      12,500        189,750
Helix Technology Corp.............................       7,300        112,931
Kulicke and Soffa Industries, Inc. (a)............      14,400         90,576
Micrel, Inc. (a)..................................      18,665        172,091
Mykrolis Corp. (a)................................      11,700        167,310
Photronics, Inc. (a)..............................       8,322        150,628
Veeco Instruments, Inc. (a).......................       7,300        109,865
Vitesse Semiconductor Corp. (a)...................      61,710        165,383
                                                                  -----------
                                                                    1,427,079
                                                                  -----------

FINANCIAL (DIVERSIFIED)--13.8%
Annaly Mortgage Management, Inc...................      33,484        628,160
Arden Realty, Inc.................................      18,374        621,960
Brandywine Realty Trust...........................      15,075        428,130
BRE Properties, Inc. (Class A)....................      14,090        497,377

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                   -------    -----------
Capital Automotive REIT...........................      12,180    $   403,402
CarrAmerica Realty Corp...........................      15,264        481,579
Catellus Development Corp.........................      24,663        657,269
Colonial Properties Trust.........................       7,614        292,454
Cousins Properties, Inc...........................      10,961        283,561
CRT Properties, Inc...............................       8,568        186,611
Equity Inns, Inc..................................      14,598        161,016
First Industrial Realty Trust, Inc................      11,423        432,132
Gables Residential Trust..........................       8,196        272,927
Glenborough Realty Trust, Inc.....................      10,096        193,036
Health Care REIT, Inc.............................      14,472        463,104
Healthcare Realty Trust, Inc......................      13,197        480,899
Highwoods Properties, Inc.........................      15,071        404,204
Home Properties of New York, Inc..................       9,381        363,983
HRPT Properties Trust.............................      55,533        661,398
Impac Mortgage Holdings, Inc......................      20,949        401,802
Kilroy Realty Corp................................       7,963        325,766
Mack-Cali Realty Corp.............................      16,838        713,089
MeriStar Hospitality Corp. (a)....................      24,576        172,032
Nationwide Health Properties, Inc.................      18,739        378,715
Pennsylvania Real Estate Investment Trust.........       9,410        379,411
Platinum Underwriters Holdings Ltd................      11,017        327,205
Post Properties, Inc..............................      11,130        345,475
Prentiss Properties Trust.........................      10,949        374,018
Raymond James Financial, Inc......................      16,600        502,980
Reckson Associates Realty Corp....................      22,386        687,250
Susquehanna Bancshares, Inc.......................      13,035        317,793
Thornburg Mortgage, Inc...........................      26,225        735,349
TrustCo Bank Corp NY..............................      20,869        239,785
Washington Real Estate Investment Trust...........      11,768        338,330
                                                                  -----------
                                                                   14,152,202
                                                                  -----------

FOODS--0.3%
American Italian Pasta Co. (Class A)..............       5,100        139,740
Hain Celestial Group, Inc. (a)....................       8,401        156,595
                                                                  -----------
                                                                      296,335
                                                                  -----------

FOOTWEAR--0.8%
Payless ShoeSource, Inc. (a)......................      19,157        302,489
Stride Rite Corp..................................      10,206        135,740
Wolverine World Wide, Inc.........................      16,011        343,116
                                                                  -----------
                                                                      781,345
                                                                  -----------

GAMING, LOTTERY, & PARIMUTUEL--0.2%
Pinnacle Entertainment, Inc. (a)..................      10,891        181,880
                                                                  -----------

GAS & PIPELINE UTILITIES--0.9%
Aquila, Inc. (a)..................................      66,256        253,760
UGI Corp..........................................      14,099        640,377
                                                                  -----------
                                                                      894,137
                                                                  -----------

GOLD/PRECIOUS METALS MINING--0.6%
Meridian Gold, Inc. (a)...........................      27,905        469,920
Stillwater Mining Co. (a).........................      12,307        121,224
                                                                  -----------
                                                                      591,144
                                                                  -----------

HEALTH CARE (DRUGS/PHARMACEUTICALS)--0.3%
Accelrys, Inc. (a)................................       6,861         40,686
Alpharma, Inc. (Class A)..........................      11,136        137,195
Medarex, Inc. (a).................................      24,009        171,184
                                                                  -----------
                                                                      349,065
                                                                  -----------

HEATLH CARE (LONG TERM CARE)--0.9%
Beverly Enterprises, Inc. (a).....................      27,985        346,454
Ventas, Inc.......................................      23,653        590,379
                                                                  -----------
                                                                      936,833
                                                                  -----------

HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES)--0.2%
Savient Pharmaceuticals, Inc. (a).................      17,129         47,105
Viasys Healthcare, Inc. (a).......................       7,578        144,588
                                                                  -----------
                                                                      191,693
                                                                  -----------

HEALTH CARE (SPECIAL SERVICES)--0.3%
CuraGen Corp. (a).................................      11,575         48,152
NDCHealth Corp....................................      10,100        161,398
OCA, Inc. (a).....................................      12,942         55,004
                                                                  -----------
                                                                      264,554
                                                                  -----------

HOMEBUILDING--0.3%
Champion Enterprises, Inc. (a)....................      20,404        191,797
Fleetwood Enterprises, Inc. (a)...................      15,164        131,927
                                                                  -----------
                                                                      323,724
                                                                  -----------

HOUSEHOLD FURNISHINGS & APPLIANCES--0.5%
Furniture Brands International, Inc...............      14,224        310,225
La-Z-Boy, Inc.....................................      14,788        205,997
                                                                  -----------
                                                                      516,222
                                                                  -----------

HOUSEWARES--0.3%
Tupperware Corp...................................      14,656        298,396
                                                                  -----------


See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                      SHARES               VALUE
--------------------                                     ---------          ------------
INSURANCE (LIFE/HEALTH)--1.5%
AmerUs Group Co.......................................      10,994          $    519,467
Nationwide Financial Services, Inc. (Class A) ........      15,826               568,153
Presidential Life Corp................................       6,025                98,087
The Phoenix Cos., Inc.................................      25,255               322,759
                                                                            ------------
                                                                               1,508,466
                                                                            ------------

INSURANCE (PROPERTY/CASUALTY)--1.4%
Allmerica Financial Corp. (a).........................      14,956               537,668
American Financial Group, Inc.........................      10,781               332,055
Horace Mann Educators Corp............................      12,068               214,086
Ohio Casualty Corp. (a)...............................      17,310               397,784
                                                                            ------------
                                                                               1,481,593
                                                                            ------------

INVESTMENT BANKING/BROKERAGE--0.7%
Investment Technology Group, Inc. (a).................      11,790               206,325
Knight Trading Group, Inc. (a)........................      32,716               315,382
LaBranche & Co., Inc. (a).............................      15,385               143,080
SWS Group, Inc........................................       4,790                76,784
                                                                            ------------
                                                                                 741,571
                                                                            ------------

INVESTMENT MANAGEMENT--0.1%
W.P Stewart & Co., Ltd................................       6,140               139,132
                                                                            ------------

LEISURE TIME (PRODUCTS)--1.0%
Bally Total Fitness Holding Corp. (a).................       9,334                32,482
Callaway Golf Co......................................      18,331               234,637
JAKKS Pacific, Inc. (a)...............................       7,134               153,167
La Quinta Corp. (a)...................................      46,067               391,569
Monaco Coach Corp.....................................       7,465               120,560
Six Flags, Inc. (a)...................................      20,984                86,454
                                                                            ------------
                                                                               1,018,869
                                                                            ------------

MACHINERY (DIVERSIFIED)--1.2%
AGCO Corp. (a)........................................      25,335               462,364
Input/Output, Inc. (a)................................      18,756               120,976
Presstek, Inc. (a)....................................       7,913                61,089
The Timken Co.........................................      22,692               620,399
                                                                            ------------
                                                                               1,264,828
                                                                            ------------

MANUFACTURING (DIVERSIFIED)--1.3%
Acuate Corp. (a)......................................      16,468                39,523
Crane Co..............................................      14,370               413,713
Jacuzzi Brands, Inc. (a)..............................      21,220               207,107
Kaman Corp. (Class A).................................       6,114                76,119
Stewart & Stevenson Services, Inc.....................       7,235               165,609
Tredegar Corp.........................................       7,067               119,150
Trinity Industries, Inc...............................      12,211               343,984
                                                                            ------------
                                                                               1,365,205
                                                                            ------------

MANUFACTURING (SPECIALIZED)--1.2%
Astec Industries, Inc. (a)............................       4,243                93,558
CTS Corp..............................................      10,301               133,913
IKON Office Solutions, Inc............................      32,550               321,920
Oakley, Inc...........................................       7,293                93,496
Regal-Beloit Corp.....................................       6,433               185,206
York International Corp...............................      11,658               456,760
                                                                            ------------
                                                                               1,284,853
                                                                            ------------

METAL FABRICATORS--0.9%
Commercial Metals Co..................................      16,600               562,574
General Cable Corp. (a)...............................      10,919               131,792
RTI International Metals, Inc. (a)....................       5,864               137,218
Ryerson Tull, Inc.....................................       6,034                76,451
                                                                            ------------
                                                                                 908,035
                                                                            ------------

METALS MINING--1.1%
Coeur d' Alene Mines Corp. (a)........................      66,943               245,681
Massey Energy Co......................................      21,174               847,807
                                                                            ------------
                                                                               1,093,488
                                                                            ------------

NATURAL GAS (DISTRIBUTION/PIPE LINE)--5.1%
AGL Resources, Inc....................................      20,326               709,987
Atmos Energy Corp. ...................................      21,515               580,905
Dynegy, Inc. (Class A) (a)............................      74,892               292,828
Northwest Natural Gas Co..............................       7,665               277,243
ONEOK, Inc............................................      26,805               826,130
Peoples Energy Corp...................................      10,532               441,501
Piedmont Natural Gas Co., Inc.........................      20,207               465,569
Southern Union Co. (a)................................      27,554               691,881
Vectren Corp..........................................      21,076               561,465
WGL Holdings, Inc.....................................      13,525               418,734
                                                                            ------------
                                                                               5,266,243
                                                                            ------------

OFFICE EQUIPMENT & SUPPLIES--0.2%
Steelcase, Inc. (Class A).............................      15,142               208,960
                                                                            ------------

OIL (INTERNATIONAL INTEGRATED)--0.7%
Tesoro Petroleum Corp. (a)............................      18,421               681,945
                                                                            ------------

OIL & GAS (DRILLING & EQUIPMENT)--1.4%
Global Industries, Inc. (a)...........................      21,573               202,786
Grey Wolf, Inc. (a)...................................      47,905               315,215
Key Energy Services, Inc. (a).........................      36,727               421,259
Parker Drilling Co. (a)...............................      26,574               152,800
Superior Energy Services, Inc. (a)....................      21,073               362,456
                                                                            ------------
                                                                               1,454,516
                                                                            ------------

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                      SHARES               VALUE
--------------------                                     ---------          ------------
OIL & GAS (EXPLORATION/PRODUCTS)--1.3%
Core Laboratories N.V. (a)............................       7,361          $    188,957
Forest Oil Corp. (a)..................................      14,340               580,770
Newpark Resources, Inc. (a)...........................      22,819               134,404
Vintage Petroleum, Inc................................      15,284               480,834
                                                                            ------------
                                                                               1,384,965
                                                                            ------------

OIL & GAS (REFINING & MARKETING)--0.2%
Hanover Compressor Co. (a)............................      18,905               228,183
                                                                            ------------

PAPER & FOREST PRODUCTS--0.4%
Caraustar Industries, Inc. (a)........................       8,038               103,690
Pope & Talbot, Inc....................................       4,192                73,695
Wausau-Mosinee Paper Corp.............................      13,617               192,545
                                                                            ------------
                                                                                 369,930
                                                                            ------------

PERSONAL CARE--0.4%
Perrigo Co............................................      19,867               380,453
                                                                            ------------

PUBLISHING (NEWSPAPERS)--0.1%
Hollinger International, Inc..........................      13,042               142,158
                                                                            ------------

RAILROADS--0.7%
GATX Corp.............................................      12,276               407,441
Kansas City Southern Industries, Inc. (a).............      17,605               339,072
                                                                            ------------
                                                                                 746,513
                                                                            ------------

REAL ESTATE INVESTMENT TRUST--0.5%
Novastar Financial, Inc...............................       7,600               273,676
Saxon Capital, Inc. (a)...............................      14,000               240,800
                                                                            ------------
                                                                                 514,476
                                                                            ------------

RESTAURANTS--0.6%
Bob Evans Farms, Inc..................................       9,906               232,296
Lone Star Steakhouse & Saloon, Inc....................       5,020               145,103
Ryan's Restaurant Group, Inc. (a).....................      11,689               169,841
Triarc Companies, Inc.................................       5,053                69,883
                                                                            ------------
                                                                                 617,123
                                                                            ------------

RETAIL (DEPARTMENT STORES)--1.1%
Dillards, Inc. (Class A)..............................      19,484               524,120
Saks, Inc. (a)........................................      35,319               637,508
                                                                            ------------
                                                                               1,161,628
                                                                            ------------

RETAIL (DISCOUNTERS)--0.8%
99 Cents Only Stores (a)..............................      13,700               180,429
Big Lots, Inc. (a)....................................      32,425               389,748
Dress Barn, Inc. (a)..................................       6,040               110,049
ShopKo Stores, Inc. (a)...............................       8,219               182,626
                                                                            ------------
                                                                                 862,852
                                                                            ------------

RETAIL (SPECIALTY)--2.1%
Borders Group, Inc....................................      21,533               573,209
Casey's General Stores, Inc...........................      13,186               236,952
Hollywood Entertainment Corp. (a).....................      14,578               191,992
Insight Enterprises, Inc. (a).........................      13,600               238,816
Nautilus Group, Inc...................................       8,655               205,643
Pier 1 Imports, Inc...................................      22,321               406,912
The Pep Boys - Manny, Moe & Jack......................      16,283               286,255
                                                                            ------------
                                                                               2,139,779
                                                                            ------------

RETAIL (SPECIALTY APPAREL)--0.4%
Charming Shoppes, Inc. (a)............................      29,948               243,477
The Cato Corp. (Class A)..............................       5,618               181,181
                                                                            ------------
                                                                                 424,658
                                                                            ------------

RETAIL STORES (DRUG STORE)--0.3%
Longs Drug Stores Corp................................       8,485               290,357
                                                                            ------------

RETAIL STORES (FOOD CHAINS)--0.1%
Wild Oats Markets, Inc. (a)...........................       7,154                76,047
                                                                            ------------

SAVINGS & LOAN COMPANIES--0.9%
Anchor BanCorp Wisconsin, Inc.........................       6,010               168,941
NetBank, Inc. ........................................      13,090               111,003
OceanFirst Financial Corp.............................       2,816                64,684
Washington Federal, Inc...............................      24,304               566,526
                                                                            ------------
                                                                                 911,154
                                                                            ------------

SERVICES (ADVERTISING/MARKETING)--0.3%
DoubleClick, Inc. (a).................................      33,440               257,488
ValueVision Media, Inc. (Class A) (a).................       7,206                89,138
                                                                            ------------
                                                                                 346,626
                                                                            ------------

SERVICES (COMMERCIAL & CONSUMER)--1.6%
NCO Group, Inc. (a)...................................       8,293               162,128
PRG Shultz International, Inc. (a)....................      14,744                73,867
Quanta Services, Inc. (a).............................      28,373               216,486
Service Corp. International (a).......................      94,913               709,949
Stewart Enterprises, Inc. (Class A)...................      26,256               161,474
TeleTech Holdings, Inc. (a)...........................      10,832               139,950
Viad Corp.............................................       6,154               165,543
                                                                            ------------
                                                                               1,629,397
                                                                            ------------

SERVICES (COMPUTER SYSTEMS)--1.3%
CIBER, Inc. (a).......................................      15,161               110,220

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                      SHARES               VALUE
--------------------                                     ---------          ------------
eFunds Corp. (a)......................................      13,536          $    302,124
Ingram Micro, Inc. (Class A) (a)......................      35,237               587,401
Iomega Corp. (a)......................................      14,603                62,647
Keane, Inc............................................      15,142               197,300
Safeguard Scientifics, Inc. (a).......................      33,422                47,459
                                                                            ------------
                                                                               1,307,151
                                                                            ------------

SERVICES (DATA PROCESSING)--0.2%
CSG Systems International, Inc. (a)...................      13,737               223,776
                                                                            ------------

SERVICES (EMPLOYMENT)--0.4%
MPS Group, Inc. (a)...................................      29,570               310,781
Spherion Corp. (a)....................................      17,133               128,326
                                                                            ------------
                                                                                 439,107
                                                                            ------------
SHIPPING--0.5%
OMI Corp..............................................      25,900               495,985
                                                                            ------------

SPECIALTY PRINTING--0.1%
Bowne & Co., Inc......................................       9,595               144,309
                                                                            ------------

STEEL--1.6%
AK Steel Holding Corp. (a)............................      29,003               320,773
Allegheny Technologies, Inc...........................      21,848               526,755
The Shaw Group, Inc. (a)..............................      17,897               390,155
Worthington Industries, Inc...........................      19,959               384,810
                                                                            ------------
                                                                               1,622,493
                                                                            ------------

TELEPHONE--0.3%
Cincinnati Bell, Inc. (a) ............................      68,930               292,953
                                                                            ------------

TEXTILES (APPAREL)--0.4%
Russell Corp..........................................       7,896               142,760
Tommy Hilfiger Corp. (a)..............................      25,849               302,433
                                                                            ------------
                                                                                 445,193
                                                                            ------------

TEXTILES (HOME FURNISHINGS)--0.1%
Interface, Inc. (Class A) (a).........................      12,636                86,178
                                                                            ------------

TEXTILES (SPECIALTY)--0.2%
Unifi, Inc. (a).......................................      14,279                47,835
Wellman, Inc..........................................       8,926               129,070
                                                                            ------------
                                                                                 176,905
                                                                            ------------

TOBACCO--0.6%
Loews Corp............................................      17,608               582,825
                                                                            ------------

TRUCKING--0.7%
USF Corp..............................................       7,870               379,806
Werner Enterprises, Inc...............................      15,887               308,685
                                                                            ------------
                                                                                 688,491
                                                                            ------------

WASTE MANAGEMENT--0.1%
Casella Waste Systems, Inc. (Class A) (a).............       4,773                63,147
                                                                            ------------
TOTAL COMMON STOCKS--
(Cost $96,426,251)....................................                       102,514,401
                                                                            ------------

SHORT TERM INVESTMENTS--0.1%
MONEY MARKET FUND--0.1%
AIM Short Term Investment Class Prime Fund
  (Cost $ 59,680).....................................      59,680                59,680
                                                                            ------------

TOTAL INVESTMENTS--99.9%
  (Cost $96,485,931)..................................                       102,574,081

OTHER ASSETS AND LIABILITIES--0.1%....................                           129,045
                                                                            ------------
NET ASSETS--100.0%....................................                      $102,703,126
                                                                            ============

(a) Non-income producing security

See accompanying notes.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                      SHARES               VALUE
--------------------                                     ---------          ------------
COMMON STOCKS--99.4%
FINLAND--1.2%
Nokia OYJ ADR.........................................      82,242          $  1,268,994
                                                                            ------------

FRANCE--2.3%
TotalFinaElf S.A. ADR.................................      21,035             2,465,933
                                                                            ------------

GERMANY--1.7%
DaimlerChrysler AG....................................      14,712               657,921
Siemens AG ADR........................................      14,701             1,162,261
                                                                            ------------
TOTAL GERMANY.........................................                         1,820,182
                                                                            ------------

ITALY--1.1%
Eni SpA ADR ..........................................       8,978             1,168,576
                                                                            ------------
JAPAN--1.9%
Toyota Motor Corp. ADR ...............................      27,347             2,034,070
                                                                            ------------

NETHERLANDS--3.1%
ING Groep N.V. ADR....................................      34,988             1,057,687
Royal Dutch Petroleum Co. (N.Y. Shares)...............      36,791             2,208,932
                                                                            ------------
TOTAL NETHERLANDS.....................................                         3,266,619
                                                                            ------------

SOUTH KOREA--1.1%
Samsung Electronics Co. Ltd. GDR (1)..................       4,850             1,200,375
                                                                            ------------

SWITZERLAND--6.4%
Nestle S.A............................................       7,148             1,956,657
Novartis AG ADR.......................................      43,841             2,050,882
Roche Holding AG......................................      12,446             1,334,653
UBS AG................................................      18,566             1,566,970
                                                                            ------------
TOTAL SWITZERLAND.....................................                         6,909,162
                                                                            ------------

UNITED KINGDOM--16.2%
AstraZeneca PLC ADR...................................      27,328             1,080,276
Barclays PLC ADR......................................      28,476             1,180,045
BP PLC ADR............................................      63,020             3,932,448
GlaxoSmithKline PLC ADR...............................      51,772             2,377,370
HBOS PLC..............................................      69,485             1,082,585
HSBC Holdings PLC ADR.................................      39,461             3,133,203
Royal Bank of Scotland Group PLC......................      56,165             1,786,178
Vodafone Group PLC ADR................................     108,129             2,871,906
                                                                            ------------
TOTAL UNITED KINGDOM..................................                        17,444,011
                                                                            ------------

UNITED STATES--64.4%
Abbott Laboratories...................................      27,435             1,279,020
Altria Group, Inc.....................................      36,199             2,367,053
American International Group, Inc.....................      40,379             2,237,400
Bank of America Corp..................................      71,238             3,141,596
BellSouth Corp........................................      32,341               850,245
ChevronTexaco Corp....................................      35,363             2,062,016
Cisco Systems, Inc. (a)...............................      16,192             2,078,675
Citigroup, Inc........................................      91,616             4,117,223
Dell, Inc. (a)........................................      38,564             1,481,629
Eli Lilly & Co........................................      17,003               885,856
Exxon Mobil Corp......................................     113,847             6,785,281
General Electric Co...................................     186,610             6,729,157
Intel Corp............................................     111,518             2,590,563
International Business Machines Corp..................      29,346             2,681,637
J.P. Morgan Chase & Co................................      62,825             2,173,745
Johnson & Johnson, Inc................................      52,349             3,515,759
Merck & Co., Inc......................................      39,069             1,264,663
Microsoft Corp........................................     170,808             4,128,429
Morgan Stanley........................................      17,511             1,002,505
PepsiCo, Inc..........................................      29,685             1,574,195
Pfizer, Inc...........................................     132,940             3,492,334
SBC Communications, Inc...............................      58,446             1,384,586
The Coca-Cola Co......................................      39,242             1,635,214
The Procter & Gamble Co...............................      44,505             2,358,765
The Walt Disney Co....................................      36,105             1,037,297
Time Warner, Inc. (a).................................      77,765             1,364,776
Verizon Communications, Inc...........................      48,778             1,731,619
Wal-Mart Stores, Inc..................................      46,092             2,309,670
Wyeth.................................................      23,499               991,188
                                                                            ------------
TOTAL UNITED STATES...................................                        69,252,096
                                                                            ------------
TOTAL COMMON STOCKS --
(Cost $105,069,832)...................................                       106,830,018
                                                                            ------------

SHORT TERM INVESTMENTS--0.1%
UNITED STATES--0.1%
AIM Short Term Investment
  Class Prime Fund (Cost $169,738)....................     169,738               169,738
                                                                            ------------
TOTAL INVESTMENTS--99.5%
  (Cost $105,239,570).................................                       106,999,756

OTHER ASSETS AND LIABILITIES--0.5%....................                           487,254
                                                                            ------------
NET ASSETS--100.0%....................................                      $107,487,010
                                                                            ============

(a) Non-income producing security
ADR = American Depositary Receipt

See accompanying notes.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                      SHARES               VALUE
--------------------                                     ---------          ------------
COMMON STOCKS--99.5%
REAL ESTATE INVESTMENT TRUST--99.5%
Acadia Realty Trust...................................      73,585          $  1,183,247
Affordable Residential Communities....................     102,893             1,301,596
Alexandria Real Estate Equities, Inc..................      48,751             3,138,589
AMB Property Corp.....................................     207,656             7,849,397
Amli Residential Properties Trust ....................      63,702             1,744,798
Apartment Investment & Management Co. (Class A).......     237,806             8,846,383
Archstone-Smith Trust.................................     501,858            17,118,376
Arden Realty, Inc.....................................     164,552             5,570,085
Associated Estates Realty Corp........................      49,295               491,471
Avalonbay Communities, Inc............................     180,726            12,088,762
Bedford Property Investors, Inc.......................      40,694               888,350
BioMed Realty Trust, Inc..............................      78,880             1,624,928
Boston Properties, Inc................................     271,914            16,377,380
Boykin Lodging Co. (a)................................      43,671               416,185
Brandywine Realty Trust...............................     134,565             3,821,646
BRE Properties, Inc. (Class A)........................     125,852             4,442,576
Camden Property Trust.................................     129,939             6,111,031
CarrAmerica Realty Corp...............................     136,486             4,306,133
Catellus Development Corp.............................     257,544             6,863,548
CBL & Associates Properties, Inc......................      77,465             5,539,522
Cedar Shopping Center, Inc............................      41,367               589,066
CenterPoint Properties Corp...........................     121,275             4,972,275
Colonial Properties Trust.............................      68,391             2,626,898
Cornerstone Realty Income Trust, Inc..................     140,018             1,388,979
Corporate Office Properties Trust.....................      90,753             2,403,139
Cousins Properties, Inc...............................     123,106             3,184,752
Crescent Real Estate Equities Co......................     249,734             4,080,654
CRT Properties, Inc. .................................      78,443             1,708,489
Developers Diversified Realty Corp. ..................     256,873            10,210,702
Digital Realty Trust, Inc.............................      53,823               773,437
Duke Realty Corp......................................     357,245            10,663,763
EastGroup Properties, Inc.............................      52,863             1,992,935
Education Realty Trust, Inc. (a)......................      48,177               801,184
Equity Inns, Inc......................................     130,323             1,437,463
Equity Lifestyle Properties, Inc......................      57,376             2,022,504
Equity Office Properties Trust........................   1,012,148            30,496,019
Equity One, Inc.......................................     178,319             3,671,588
Equity Residential....................................     703,806            22,669,591
Essex Property Trust, Inc.............................      57,663             3,984,513
Federal Realty Investment Trust.......................     130,059             6,288,353
FelCor Lodging Trust, Inc. (a)........................     149,234             1,854,979
First Industrial Realty Trust, Inc....................     103,607             3,919,453
Gables Residential Trust..............................      73,569             2,449,848
General Growth Properties, Inc........................     549,427            18,735,461
Glenborough Realty Trust, Inc.........................      90,312             1,726,765
Glimcher Realty Trust.................................      89,226             2,114,656
GMH Communities Trust.................................      76,287               893,321
Heritage Property Investment Trust....................     117,350             3,482,948
Highwoods Properties, Inc.............................     134,750             3,613,995
Home Properties of New York, Inc......................      83,589             3,243,253
Hospitality Properties Trust..........................     168,761             6,814,569
Host Marriott Corp....................................     871,434            14,430,947
HRPT Properties Trust.................................     501,872             5,977,296
Innkeepers USA Trust..................................     106,418             1,373,856
Kilroy Realty Corp....................................      71,340             2,918,519
Kimco Realty Corp.....................................     279,355            15,057,234
Kite Realty Group Trust...............................      48,135               693,144
LaSalle Hotel Properties..............................      70,342             2,043,435
Liberty Property Trust................................     212,755             8,308,083
Macerich Co...........................................     148,564             7,915,490
Mack-Cali Realty Corp.................................     152,093             6,441,139
Maguire Properties, Inc...............................     107,083             2,557,142
MeriStar Hospitality Corp. (a)........................     219,221             1,534,547
Mid-America Apartment Communities, Inc................      51,196             1,868,654
Mills Corp............................................     134,716             7,126,476
New Plan Excel Realty Trust...........................     256,897             6,450,684
Pan Pacific Retail Properties, Inc....................     101,609             5,766,311
Parkway Properties, Inc...............................      35,337             1,650,238
Pennsylvania Real Estate Investment Trust.............      90,524             3,649,928
Post Properties, Inc..................................      99,906             3,101,082
Prentiss Properties Trust.............................     112,706             3,850,037
ProLogis..............................................     462,020            17,140,942
PS Business Parks, Inc................................      54,777             2,207,513
Public Storage, Inc...................................     323,239            18,405,229
Ramco-Gershenson Properties Trust.....................      42,231             1,146,572

See accompanying notes.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                        SHARES              VALUE
--------------------                                      ---------          ------------
Reckson Associates Realty Corp.................             202,303          $  6,210,702
Regency Centers Corp...........................             152,898             7,282,532
Saul Centers, Inc..............................              40,829             1,306,528
Shurgard Storage Centers, Inc. (Class A).......             115,477             4,732,247
Simon Property Group, Inc......................             555,268            33,638,135
SL Green Realty Corp...........................             102,059             5,737,757
Sovran Self Storage, Inc.......................              39,690             1,572,915
Sun Communities, Inc...........................              47,737             1,708,985
Tanger Factory Outlet Centers, Inc.............              68,910             1,516,020
Taubman Centers, Inc...........................             125,486             3,480,982
Town & Country Trust...........................              43,733             1,156,738
Trizec Properties, Inc.........................             381,617             7,250,723
U-Store-It Trust...............................              93,783             1,631,824
United Dominion Realty Trust, Inc..............             332,953             6,948,729
Vornado Realty Trust...........................             315,767            21,873,180
Washington Real Estate Investment Trust........             104,906             3,016,047
Weingarten Realty Investors....................             215,099             7,423,066
Winston Hotels, Inc............................              66,204               774,587
                                                                             ------------
                                                                              533,415,750
                                                                             ------------

TOTAL COMMON STOCKS--(Cost $517,833,205)                                      533,415,750
                                                                             ------------

SHORT TERM INVESTMENTS--0.1%
MONEY MARKET FUND--0.1%
AIM Short Term Investment
   Class Prime Fund (Cost $474,711)                         474,711               474,711
                                                                             ------------

TOTAL INVESTMENTS--99.6%
   (Cost $518,307,916)                                                        533,890,461

OTHER ASSETS AND LIABILITIES--0.4%                                              2,249,815
                                                                             ------------

NET ASSETS--100.0%                                                           $536,140,276
                                                                             ============

(a) Non-income producing security

See accompanying notes.

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                       SHARES               VALUE
--------------------                                      ---------          ------------
COMMON STOCKS--99.8%
CELLULAR/WIRELESS TELECOMMUNICATIONS--2.7%
Motorola, Inc..................................              45,251          $    677,408
                                                                             ------------

COMMUNICATIONS EQUIPMENT--11.1%
Avaya, Inc. (a)................................              56,283               657,385
Nokia OYJ ADR..................................              50,763               783,273
Nortel Networks Corp. (a)......................             241,334               658,842
QUALCOMM, Inc..................................              17,873               655,046
                                                                             ------------
                                                                                2,754,546
                                                                             ------------

COMPUTERS (HARDWARE)--14.4%
Dell, Inc. (a).................................              18,545               712,499
Hewlett-Packard Co.............................              36,756               806,427
International Business Machines Corp...........               7,998               730,857
Juniper Networks, Inc. (a).....................              28,973               639,144
Network Appliance, Inc. (a)....................              25,570               707,266
                                                                             ------------
                                                                                3,596,193
                                                                             ------------

COMPUTERS (NETWORKING)--5.6%
Accenture Ltd. Bermuda (Class A) (a)...........              28,169               680,281
Cisco Systems, Inc. (a)........................              40,487               724,313
                                                                             ------------
                                                                                1,404,594
                                                                             ------------

COMPUTERS (PERIPHERALS)--2.7%
EMC Corp. (a)..................................              54,167               667,337
                                                                             ------------

COMPUTER SOFTWARE/SERVICES--31.0%
Computer Associates International, Inc. .......              25,521               691,619
eBay, Inc. (a).................................              13,457               501,408
Electronic Arts, Inc. (a)......................              12,857               665,736
Google, Inc. (Class A) (a).....................               3,938               710,848
Intuit, Inc. (a)...............................              17,666               773,241
Microsoft Corp.................................              28,719               694,138
Oracle Corp. (a)...............................              55,265               689,707
SAP AG ADR.....................................              17,874               716,390
Seagate Technology (a).........................              46,020               899,691
Symantec Corp. (a).............................              31,344               668,568
Yahoo!, Inc. (a)...............................              20,798               705,052
                                                                             ------------
                                                                                7,716,398
                                                                             ------------

ELECTRONICS (COMPONENT DISTRIBUTION)--2.6%
Flextronics International Ltd. (a).............              54,808               659,888
                                                                             ------------

ELECTRONICS (SEMICONDUCTORS)--15.1%
Broadcom Corp. (Class A) (a)...................              24,679               738,395
Intel Corp.....................................              34,217               794,861
Maxim Integrated Products, Inc.................              17,139               700,471
NVIDIA Corp. (a)...............................              29,701               705,696
Texas Instruments, Inc.........................              32,837               837,015
                                                                             ------------
                                                                                3,776,438
                                                                             ------------

EQUIPMENT (SEMICONDUCTORS)--3.0%
Applied Materials, Inc.........................              45,758               743,568
                                                                             ------------

RETAIL (SPECIALTY)--2.6%
Amazon.com, Inc. (a)...........................              19,201               658,018
                                                                             ------------

SERVICES (COMPUTER SYSTEMS)--2.9%
Electronic Data Systems Corp...................              34,882               721,011
                                                                             ------------

SERVICES (DATA PROCESSING)--6.1%
Automatic Data Processing, Inc.................              17,506               786,895
First Data Corp................................              18,463               725,780
                                                                             ------------
                                                                                1,512,675
                                                                             ------------

TOTAL COMMON STOCKS--
    (Cost $ 31,945,361)........................                                24,888,074
                                                                             ------------

SHORT TERM INVESTMENTS--0.2%
MONEY MARKET FUND--0.2%
AIM Short Term Investment
  Class Prime Fund (Cost $ 40,216)                           40,216                40,216
                                                                             ------------

TOTAL INVESTMENTS--100.0%
     (Cost $ 31,985,577).......................                                24,928,290

OTHER ASSETS AND LIABILITIES--0.0%                                                 (2,661)
                                                                             ------------

NET ASSETS--100.0%.............................                              $ 24,925,629
                                                                             ============
   (a) Non-income producing security

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                        SHARES              VALUE
--------------------                                      ---------          ------------
COMMON STOCKS--99.8%
AEROSPACE/DEFENSE--1.3%
General Dynamics Corp..........................               2,620          $    280,471
Goodrich Corp..................................               1,507                57,703
L-3 Communications Holdings, Inc...............               1,477               104,897
Lockheed Martin Corp...........................               5,738               350,362
Northrop Grumman Corp..........................               4,692               253,274
The Boeing Co..................................              10,812               632,070
                                                                             ------------
                                                                                1,678,777
                                                                             ------------

AGRICULTURE--0.2%
Monsanto Co....................................               3,447               222,332
                                                                             ------------

AIRLINES--0.1%
AMR Corp. (a)..................................               1,871                20,020
Continental Airlines, Inc. (Class B) (a).......                 844                10,162
Northwest Airlines Corp. (Class A) (a).........               1,134                 7,586
Southwest Airlines Co..........................              10,284               146,444
                                                                             ------------
                                                                                  184,212
                                                                             ------------

ALUMINUM--0.3%
Alcoa, Inc.....................................              11,306               343,589
                                                                             ------------

AUTOMOBILES--0.5%
Ford Motor Co..................................              23,795               269,597
General Motors Corp............................               7,337               215,635
Harley-Davidson, Inc...........................               3,849               222,318
United Auto Group, Inc.........................                 552                15,362
                                                                             ------------
                                                                                  722,912
                                                                             ------------

AUTO PARTS & EQUIPMENT--0.3%
American Axle & Manufacturing Holdings, Inc....                 643                15,753
ArvinMeritor, Inc..............................                 915                14,155
Autoliv, Inc...................................               1,237                58,943
Cooper Tire & Rubber Co........................                 958                17,589
Dana Corp......................................               1,945                24,876
Delphi Corp....................................               7,308                32,740
Genuine Parts Co...............................               2,287                99,462
Lear Corp......................................                 863                38,283
Tenneco Automotive, Inc. (a)...................                 571                 7,115
The Goodyear Tire & Rubber Co. (a).............               2,295                30,638
Visteon Corp. (a)..............................               1,699                 9,701
                                                                             ------------
                                                                                  349,255
                                                                             ------------

BANKS (MAJOR REGIONAL)--3.2%
BB&T Corp......................................               7,223               282,275
Comerica, Inc..................................               2,181               120,130
Fifth Third Bancorp............................               7,181               308,639
KeyCorp........................................               5,321               172,667
Mellon Financial Corp..........................               5,626               160,566
National City Corp.............................               8,439               282,707
PNC Financial Services Group...................               3,711               191,042
SunTrust Banks, Inc............................               4,692               338,152
The Bank of New York Co., Inc..................              10,105               293,550
U.S. Bancorp...................................              24,315               700,758
Wells Fargo & Co...............................              22,065             1,319,487
                                                                             ------------
                                                                                4,169,973
                                                                             ------------

BANKS (MONEY CENTER)--2.6%
Bank of America Corp...........................              52,822             2,329,450
Wachovia Corp..................................              20,697             1,053,684
                                                                             ------------
                                                                                3,383,134
                                                                             ------------

BEVERAGES (ALCOHOLIC)--0.4%
Anheuser-Busch Cos., Inc.......................              10,152               481,103
Molson Coors Brewing Co........................                 681                52,553
                                                                             ------------
                                                                                  533,656
                                                                             ------------

BEVERAGES (NON-ALCOHOLIC)--1.2%
Coca-Cola Enterprises, Inc.....................               6,015               123,428
PepsiAmericas, Inc.............................               1,939                43,938
The Coca-Cola Co...............................              31,405             1,308,646
The Pepsi Bottling Group, Inc..................               3,301                91,933
                                                                             ------------
                                                                                1,567,945
                                                                             ------------

BIOTECHNOLOGY--1.0%
Amgen, Inc. (a)................................              16,370               952,898
Boston Scientific Corp. (a)....................              11,017               322,688
                                                                             ------------
                                                                                1,275,586
                                                                             ------------

BROADCASTING (TV, RADIO & CABLE)--5.0%
Cablevision Systems New York
  Group (Class A) (a)..........................               3,869               108,525
Clear Channel Communications, Inc..............               7,355               253,527
Comcast Corp. (Class A) (a)....................              28,857               974,790
EchoStar Communications Corp. (Class A) (a)....               5,865               171,551
General Electric Co............................             138,222             4,984,285
                                                                             ------------
                                                                                6,492,678
                                                                             ------------

BUILDING MATERIALS GROUP--0.2%
Masco Corp.....................................               5,836               202,334
USG Corp. (a)..................................                 572                18,968
                                                                             ------------
                                                                                  221,302
                                                                             ------------

CELLULAR/WIRELESS TELECOMMUNICATIONS--0.7%
Motorola, Inc..................................              32,063               479,983
Nextel Communications, Inc. (Class A) (a)......              14,563               413,881
                                                                             ------------
                                                                                  893,864
                                                                             ------------

CHEMICALS--1.5%
Air Products and Chemicals, Inc................               2,973               188,161

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                       SHARES                VALUE
--------------------                                      ---------          ------------
E. I. du Pont de Nemours & Co..................              12,967          $    664,429
Eastman Chemical Co............................               1,013                59,767
Lyondell Chemical Co...........................               3,127                87,306
Praxair, Inc...................................               4,239               202,879
Rohm & Haas Co.................................               2,902               139,296
The Dow Chemical Co............................              12,424               619,336
                                                                             ------------
                                                                                1,961,174
                                                                             ------------

CHEMICALS (DIVERSIFIED)--0.3%
Ecolab, Inc....................................               3,401               112,403
Engelhard Corp.................................               1,662                49,910
Fisher Scientific International, Inc. (a)......               1,500                85,380
OM Group, Inc. (a).............................                 371                11,286
PPG Industries, Inc............................               2,223               158,989
                                                                             ------------
                                                                                  417,968
                                                                             ------------

COMMUNICATIONS EQUIPMENT--0.7%
Avaya, Inc. (a)................................               6,289                73,456
QUALCOMM, Inc..................................              21,453               786,252
                                                                             ------------
                                                                                  859,708
                                                                             ------------

COMPUTERS (HARDWARE)--3.5%
Apple Computer, Inc. (a).......................              10,676               444,869
Dell, Inc. (a).................................              32,071             1,232,168
Hewlett-Packard Co.............................              37,840               830,210
International Business Machines Corp...........              21,243             1,941,185
NCR Corp. (a)..................................               2,438                82,258
                                                                             ------------
                                                                                4,530,690
                                                                             ------------

COMPUTERS (NETWORKING)--1.1%
Cisco Systems, Inc. (a)........................              84,245             1,507,143
                                                                             ------------

COMPUTERS (PERIPHERALS)--0.4%
EMC Corp. (a)..................................              31,206               384,458
Lexmark International, Inc. (a)................               1,652               132,110
                                                                             ------------
                                                                                  516,568
                                                                             ------------

COMPUTER SOFTWARE/SERVICES--3.4%
Affiliated Computer Services, Inc..............               1,636                87,101
Microsoft Corp.................................             141,797             3,427,233
Oracle Corp. (a)...............................              68,312               852,534
Unisys Corp. (a)...............................               4,288                30,273
                                                                             ------------
                                                                                4,397,141
                                                                             ------------

CONSUMER FINANCE--0.8%
Capital One Financial Corp.....................               3,206               239,713
H&R Block, Inc.................................               2,127               107,584
MBNA Corp......................................              16,617               407,947
SLM Corp.......................................               5,529               275,565
                                                                             ------------
                                                                                1,030,809
                                                                             ------------

CONTAINERS (METALS & GLASS)--0.1%
Ball Corp......................................               1,487                61,681
Crown Holdings, Inc. (a).......................               2,179                33,905
Owens-Illinois, Inc. (a).......................               1,942                48,822
                                                                             ------------
                                                                                  144,408
                                                                             ------------

CONTAINERS / PACKAGING (PAPER)--0.1%
Sealed Air Corp. (a)...........................               1,106                57,446
Temple-Inland, Inc.............................                 709                51,438
                                                                             ------------
                                                                                  108,884
                                                                             ------------

DISTRIBUTORS (FOOD & HEALTH)--0.7%
AmerisourceBergen Corp.........................               1,445                82,784
Cardinal Health, Inc...........................               5,671               316,442
McKesson Corp..................................               3,810               143,827
SUPERVALU, Inc.................................               1,751                58,396
Sysco Corp.....................................               8,321               297,892
                                                                             ------------
                                                                                  899,341
                                                                             ------------

ELECTRIC COMPANIES--3.3%
Ameren Corp....................................               2,553               125,123
American Electric Power Co., Inc...............               5,181               176,465
Cinergy Corp...................................               2,504               101,462
CMS Energy Corp. (a)...........................               2,513                32,770
Consolidated Edison, Inc.......................               3,110               131,180
Constellation Energy Group, Inc................               2,273               117,514
Dominion Resources, Inc........................               4,436               330,171
DTE Energy Co..................................               2,299               104,558
Duke Energy Corp...............................              12,498               350,069
Edison International...........................               4,261               147,942
Energy East Corp...............................               1,903                49,897
Entergy Corp...................................               2,750               194,315
Exelon Corp....................................               8,681               398,371
FirstEnergy Corp...............................               4,275               179,336
FPL Group, Inc.................................               4,793               192,439
Northeast Utilities............................               1,669                32,162
OGE Energy Corp................................               1,155                31,127
Pepco Holdings, Inc............................               2,450                51,425
PG&E Corp......................................               4,793               163,441
PPL Corp.......................................               2,517               135,893
Progress Energy, Inc...........................               3,235               135,708
Public Service Enterprise Group, Inc...........               3,146               171,111
SCANA Corp.....................................               1,458                55,725
The AES Corp. (a)..............................               8,582               140,573
The Southern Co................................               9,606               305,759
TXU Corp.......................................               3,779               300,922
Wisconsin Energy Corp..........................               1,518                53,889
Xcel Energy, Inc...............................               5,220                89,680
                                                                             ------------
                                                                                4,299,027
                                                                             ------------

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                        SHARES              VALUE
--------------------                                      ---------          ------------

ELECTRICAL EQUIPMENT--0.4%
Emerson Electric Co............................               5,506          $    357,504
Rockwell Automation, Inc.......................               2,431               137,692
                                                                             ------------
                                                                                  495,196
                                                                             ------------

ELECTRONICS (COMPONENT DISTRIBUTION)--0.2%
Arrow Electronics, Inc. (a)....................               1,537                38,963
Avnet, Inc. (a)................................               1,543                28,422
CDW Corp.......................................               1,054                59,741
Sanmina-SCI Corp. (a)..........................               6,777                35,376
Solectron Corp. (a)............................              12,428                43,125
Tech Data Corp. (a)............................                 745                27,610
W.W. Grainger, Inc.............................               1,190                74,101
                                                                             ------------
                                                                                  307,338
                                                                             ------------

ELECTRONICS (DEFENSE)--0.2%
Raytheon Co....................................               5,847               226,279
                                                                             ------------

ELECTRONICS (INSTRUMENT)--0.1%
Agilent Technologies, Inc. (a).................               6,296               139,771
                                                                             ------------

ELECTRONICS (SEMICONDUCTORS)--1.9%
Advanced Micro Devices, Inc. (a)...............               5,145                82,937
Intel Corp.....................................              81,211             1,886,532
Texas Instruments, Inc.........................              22,430               571,741
                                                                             ------------
                                                                                2,541,210
                                                                             ------------

ENGINEERING & CONSTRUCTION--0.1%
Fluor Corp.....................................               1,058                58,645
Jacobs Engineering Group, Inc. (a).............                 715                37,123
                                                                             ------------
                                                                                   95,768
                                                                             ------------

ENTERTAINMENT--2.1%
Caesars Entertainment, Inc. (a)................               4,057                80,288
The Walt Disney Co.............................              26,734               768,068
Time Warner, Inc. (a)..........................              61,039             1,071,234
Viacom, Inc. (Class A).........................              22,254               779,780
                                                                             ------------
                                                                                2,699,370
                                                                             ------------

EQUIPMENT (SEMICONDUCTORS)--0.3%
Applied Materials, Inc.........................              21,784               353,990
                                                                             ------------

FINANCIAL (DIVERSIFIED)--6.0%
American Express Co............................              16,276               836,098
CIT Group, Inc.................................               2,770               105,260
Citigroup, Inc.................................              68,141             3,062,257
Countrywide Financial Corp.....................               7,557               245,300
Equity Office Properties Trust.................               5,248               158,122
Fannie Mae.....................................              12,587               685,362
J.P. Morgan Chase & Co.........................              46,456             1,607,378
Morgan Stanley.................................              14,150               810,088
Regions Financial Corp.........................               6,056               196,214
State Street Corp. (c).........................               4,351               190,226
                                                                             ------------
                                                                                7,896,305
                                                                             ------------

FOODS--2.3%
Archer-Daniels-Midland Co......................               8,460               207,947
Brinker International, Inc. (a)................               1,151                41,689
Campbell Soup Co...............................               5,375               155,983
ConAgra Foods, Inc.............................               6,797               183,655
Dean Foods Co. (a).............................               2,034                69,766
General Mills, Inc.............................               4,728               232,381
H.J. Heinz Co..................................               4,593               169,206
Hershey Foods Corp.............................               3,205               193,774
Hormel Foods Corp..............................               1,810                56,309
Kellogg Co.....................................               5,350               231,495
PepsiCo, Inc...................................              21,920             1,162,418
Sara Lee Corp..................................              10,347               229,290
Smithfield Foods, Inc. (a).....................               1,435                45,274
Tyson Foods, Inc. (Class A)....................               4,599                76,711
                                                                             ------------
                                                                                3,055,898
                                                                             ------------

FOOTWEAR--0.2%
NIKE, Inc. (Class B)...........................               3,457               288,003
Reebok International, Ltd......................                 781                34,598
                                                                             ------------
                                                                                  322,601
                                                                             ------------

GAMING, LOTTERY, & PARIMUTUEL--0.2%
Harrah's Entertainment, Inc....................               1,463                94,480
MGM Mirage, Inc. (a)...........................               1,895               134,204
                                                                             ------------
                                                                                  228,684
                                                                             ------------

HARDWARE & TOOLS--0.1%
The Black & Decker Corp........................               1,034                81,676
                                                                             ------------

HEALTH CARE (DIVERSIFIED)--3.4%
Abbott Laboratories............................              20,348               948,624
Baxter International, Inc......................               8,009               272,146
Bristol-Myers Squibb Co........................              25,443               647,779
Johnson & Johnson, Inc.........................              38,641             2,595,129
                                                                             ------------
                                                                                4,463,678
                                                                             ------------

HEALTH CARE (DRUGS/PHARMACEUTICALS)--4.1%
Eli Lilly & Co.................................              14,748               768,371
Merck & Co., Inc...............................              28,754               930,767
Omnicare, Inc..................................               1,375                48,744
Pfizer, Inc....................................              97,240             2,554,495
Schering-Plough Corp...........................              20,195               366,539
Wyeth..........................................              17,437               735,492
                                                                             ------------
                                                                                5,404,408
                                                                             ------------

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                       SHARES                VALUE
--------------------                                      ---------          ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.4%
HCA, Inc.......................................               5,705          $    305,617
Tenet Healthcare Corp. (a).....................               6,175                71,198
Triad Hospitals, Inc. (a)......................                 985                49,348
Universal Health Services, Inc. (Class B)......                 769                40,296
                                                                             ------------
                                                                                  466,459
                                                                             ------------

HEALTH CARE (MANAGED CARE)--1.2%
CIGNA Corp.....................................               1,721               153,685
Coventry Health Care, Inc. (a).................               1,392                94,851
Express Scripts, Inc. (Class A) (a)............                 913                79,605
Health Net, Inc. (a)...........................               1,486                48,607
Humana, Inc. (a)...............................               2,126                67,904
Medco Health Solutions, Inc. (a)...............               3,589               177,907
PacifiCare Health Systems, Inc. (a)............               1,172                66,710
UnitedHealth Group, Inc. (a)...................               8,371               798,426
WellChoice, Inc. (a)...........................               1,091                58,161
                                                                             ------------
                                                                                1,545,856
                                                                             ------------

HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES)--1.2%
Becton, Dickinson & Co.........................               3,331               194,597
Guidant Corp...................................               4,243               313,557
Henry Schein, Inc. (a).........................               1,144                41,001
Medtronic, Inc.................................              15,740               801,953
Stryker Corp...................................               5,198               231,883
                                                                             ------------
                                                                                1,582,991
                                                                             ------------

HEALTH CARE (SPECIAL SERVICES)--0.1%
Kindred Healthcare, Inc. (a)...................                 474                16,637
Quest Diagnostics, Inc.........................               1,274               133,936
                                                                             ------------
                                                                                  150,573
                                                                             ------------

HOMEBUILDING--0.4%
Centex Corp....................................               1,624                93,007
D.R. Horton, Inc...............................               4,086               119,475
KB HOME........................................                 627                73,647
Lennar Corp. (Class A).........................               2,058               116,647
Pulte Homes, Inc...............................               1,711               125,981
The Ryland Group, Inc..........................                 580                35,972
                                                                             ------------
                                                                                  564,729
                                                                             ------------

HOUSEHOLD FURNISHINGS & APPLIANCES--0.1%
Leggett & Platt, Inc...........................               2,536                73,240
Maytag Corp....................................               1,032                14,417
Whirlpool Corp.................................                 892                60,415
                                                                             ------------
                                                                                  148,072
                                                                             ------------

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.0%
Colgate-Palmolive Co...........................               6,825               356,060
Kimberly-Clark Corp............................               6,275               412,456
The Clorox Co..................................               1,955               123,145
The Procter & Gamble Co........................              32,912             1,744,336
                                                                             ------------
                                                                                2,635,997
                                                                             ------------

HOUSEWARES--0.2%
Fortune Brands, Inc............................               1,840               148,359
Newell Rubbermaid, Inc.........................               3,587                78,699
                                                                             ------------
                                                                                  227,058
                                                                             ------------

INSURANCE BROKERS--0.2%
Aon Corp.......................................               4,067                92,890
Marsh & McLennan Cos., Inc.....................               6,807               207,069
                                                                             ------------
                                                                                  299,959
                                                                             ------------

INSURANCE (LIFE/HEALTH)--1.4%
Aetna, Inc.....................................               3,832               287,209
AFLAC, Inc.....................................               6,614               246,438
Conseco, Inc. (a)..............................               1,934                39,492
Jefferson-Pilot Corp...........................               1,766                86,622
Lincoln National Corp. ........................               2,310               104,273
MetLife, Inc...................................               9,533               372,740
The Principal Financial Group, Inc.............               3,913               150,611
UnumProvident Corp.............................               3,879                66,021
WellPoint, Inc. (a)............................               4,008               502,403
                                                                             ------------
                                                                                1,855,809
                                                                             ------------

INSURANCE (MULTI-LINE)--2.1%
American International Group, Inc..............              34,009             1,884,439
Loews Corp.....................................               2,428               178,555
Old Republic International Corp................               2,407                56,059
Prudential Financial, Inc......................               6,838               392,501
The Hartford Financial Services Group, Inc.....               3,881               266,081
                                                                             ------------
                                                                                2,777,635
                                                                             ------------

INSURANCE (PROPERTY/CASUALTY)--1.2%
Allmerica Financial Corp. (a)..................                 706                25,381
American Financial Group, Inc..................                 924                28,459
Fidelity National Financial, Inc...............               2,305                75,927
First American Corp............................               1,174                38,671
LandAmerica Financial Group, Inc...............                 232                11,607
SAFECO Corp....................................               1,700                82,807
The Allstate Corp..............................               8,869               479,458
The Chubb Corp.................................               2,499               198,096
The Progressive Corp...........................               2,626               240,962

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                    SHARES             VALUE
--------------------                                   -------          ------------
The St. Paul Travelers Cos., Inc.............            8,807          $    323,481
W. R. Berkley Corp...........................            1,140                56,544
                                                                        ------------
                                                                           1,561,393
                                                                        ------------

INVESTMENT BANKING/BROKERAGE--1.6%
Lehman Brothers Holdings, Inc................            3,556               334,833
Merrill Lynch & Co., Inc.....................           12,187               689,784
The Bear Stearns Cos., Inc...................            1,518               151,648
The Charles Schwab Corp......................           17,172               180,478
The Goldman Sachs Group, Inc.................            6,460               710,535
                                                                        ------------
                                                                           2,067,278
                                                                        ------------

LEISURE TIME (PRODUCTS)--0.1%
Brunswick Corp...............................            1,276                59,780
Mattel, Inc..................................            5,391               115,098
                                                                        ------------
                                                                             174,878
                                                                        ------------

LODGING (HOTELS)--0.4%
Hilton Hotels Corp...........................            4,940               110,409
Host Marriott Corp...........................            4,476                74,122
Marriott International, Inc. (Class A).......            2,944               196,836
Starwood Hotels & Resorts
   Worldwide, Inc. (Class B).................            2,736               164,242
                                                                        ------------
                                                                             545,609
                                                                        ------------

MACHINERY (DIVERSIFIED)--0.6%
AGCO Corp. (a)...............................            1,151                21,006
Caterpillar, Inc.............................            4,404               402,702
Deere & Co...................................            3,243               217,703
Dover Corp...................................            2,650               100,143
The Timken Co................................            1,151                31,468
                                                                        ------------
                                                                             773,022
                                                                        ------------

MANUFACTURING (DIVERSIFIED)--2.6%
3M Co........................................           10,044               860,670
American Standard Cos., Inc..................            2,835               131,771
Danaher Corp.................................            4,002               213,747
Eaton Corp...................................            1,954               127,792
Honeywell International, Inc.................           11,152               414,966
Illinois Tool Works, Inc.....................            3,802               340,393
ITT Industries, Inc..........................            1,203               108,559
Johnson Controls, Inc........................            2,449               136,556
Parker-Hannifin Corp.........................            1,549                94,365
SPX Corp.....................................            1,040                45,011
Terex Corp. (a)..............................              684                29,617
Textron, Inc.................................            1,779               132,749
The Brink's Co...............................              716                24,774
United Technologies Corp.....................            6,623               673,294
                                                                        ------------
                                                                           3,334,264
                                                                        ------------

MANUFACTURING (SPECIALIZED)--0.2%
Avery Dennison Corp..........................            1,443                89,365
IKON Office Solutions, Inc...................            1,888                18,673
Jabil Circuit, Inc. (a)......................            2,600                74,152
York International Corp......................              529                20,726
                                                                        ------------
                                                                             202,916
                                                                        ------------

METALS MINING--0.3%
Newmont Mining Corp..........................            5,286               223,333
Phelps Dodge Corp............................            1,278               130,011
                                                                        ------------
                                                                             353,344
                                                                        ------------

NATURAL GAS (DISTRIBUTION/PIPE LINE)--0.6%
CenterPoint Energy, Inc......................            3,989                47,988
El Paso Corp.................................            8,396                88,830
Enterprise Products Partners, L.P............            5,034               129,374
KeySpan Corp.................................            2,051                79,927
Kinder Morgan Energy Partners, L.P...........            1,945                87,525
NiSource, Inc................................            3,453                78,694
Sempra Energy................................            3,060               121,910
The Williams Cos., Inc.......................            7,219               135,789
                                                                        ------------
                                                                             770,037
                                                                        ------------

OFFICE EQUIPMENT & SUPPLIES--0.1%
OfficeMax, Inc...............................            1,143                38,290
Pitney Bowes, Inc............................            2,981               134,503
United Stationers, Inc. (a)..................              426                19,277
                                                                        ------------
                                                                             192,070
                                                                        ------------

OIL (DOMESTIC INTEGRATED)--0.8%
Amerada Hess Corp............................            1,172               112,758
Apache Corp..................................            4,251               260,289
Marathon Oil Corp............................            4,512               211,703
Occidental Petroleum Corp....................            5,177               368,447
Premcor, Inc.................................            1,133                67,617
                                                                        ------------
                                                                           1,020,814
                                                                        ------------

OIL (INTERNATIONAL INTEGRATED)--5.8%
ChevronTexaco Corp...........................           27,390             1,597,111
ConocoPhillips...............................            9,029               973,687
Exxon Mobil Corp.............................           83,271             4,962,952
Tesoro Petroleum Corp. (a)...................              847                31,356
                                                                        ------------
                                                                           7,565,106
                                                                        ------------

OIL & GAS (DRILLING & EQUIPMENT)--0.4%
Baker Hughes, Inc............................            4,395               195,533
Halliburton Co...............................            6,599               285,407
                                                                        ------------
                                                                             480,940
                                                                        ------------

OIL & GAS (EXPLORATION/PRODUCTS)--1.1%
Anadarko Petroleum Corp. ....................            3,255               247,706

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                    SHARES             VALUE
--------------------                                   -------          ------------
Burlington Resources, Inc....................            5,045          $    252,603
Devon Energy Corp............................            6,244               298,151
Kerr-McGee Corp..............................            2,101               164,571
Murphy Oil Corp..............................            1,200               118,476
Smith International, Inc.....................            1,331                83,494
Unocal Corp..................................            3,492               215,421
                                                                        ------------
                                                                           1,380,422
                                                                        ------------

OIL & GAS (REFINING & MARKETING)--0.3%
Ashland, Inc.................................              897                60,521
Sunoco, Inc..................................              897                92,857
Valero Energy Corp...........................            3,310               242,524
                                                                        ------------
                                                                             395,902
                                                                        ------------

PAPER & FOREST PRODUCTS--0.5%
Georgia-Pacific Corp.........................            3,388               120,240
International Paper Co.......................            6,384               234,867
MeadWestvaco Corp............................            2,630                83,687
Smurfit-Stone Container Corp. (a)............            3,217                49,767
Weyerhaeuser Co..............................            3,129               214,337
                                                                        ------------
                                                                             702,898
                                                                        ------------

PERSONAL CARE--0.8%
Avon Products, Inc...........................            6,168               264,854
The Estee Lauder Cos., Inc. (Class A)........            2,927               131,656
The Gillette Co..............................           12,951               653,767
                                                                        ------------
                                                                           1,050,277
                                                                        ------------

PHOTOGRAPHY/IMAGING--0.2%
Eastman Kodak Co.............................            3,800               123,690
Xerox Corp. (a)..............................           12,439               188,451
                                                                        ------------
                                                                             312,141
                                                                        ------------

POWER PRODUCERS (INDEPENDENT)--0.0% (b)
Reliant Energy, Inc. (a).....................            3,902                44,405
                                                                        ------------

PUBLISHING--0.2%
The McGraw-Hill Cos., Inc....................            2,525               220,306
                                                                        ------------

PUBLISHING (NEWSPAPERS)--0.4%
Gannett Co., Inc.............................            3,283               259,620
The New York Times Co. (Class A).............            1,878                68,697
Tribune Co...................................            4,178               166,577
                                                                        ------------
                                                                             494,894
                                                                        ------------

RAILROADS--0.6%
Burlington Northern Santa Fe Corp............            4,905               264,527
CSX Corp.....................................            2,810               117,036
Norfolk Southern Corp........................            5,210               193,030
Union Pacific Corp...........................            3,434               239,350
                                                                        ------------
                                                                             813,943
                                                                        ------------

RESTAURANTS--0.8%
Darden Restaurants, Inc......................            2,012                61,728
McDonald's Corp..............................           16,613               517,329
Starbucks Corp. (a)..........................            5,192               268,218
Yum! Brands, Inc.............................            3,859               199,935
                                                                        ------------
                                                                           1,047,210
                                                                        ------------

RETAIL (BUILDING SUPPLIES)--1.4%
Hughes Supply, Inc...........................              856                25,466
Lowe's Cos., Inc.............................           10,109               577,123
The Home Depot, Inc..........................           28,682             1,096,800
The Sherwin-Williams Co......................            1,842                81,029
                                                                        ------------
                                                                           1,780,418
                                                                        ------------

RETAIL (COMPUTERS & ELECTRONICS)--0.2%
Best Buy Co., Inc............................            4,220               227,922
Circuit City Stores, Inc.....................            2,431                39,018
RadioShack Corp..............................            2,088                51,156
                                                                        ------------
                                                                             318,096
                                                                        ------------

RETAIL (DEPARTMENT STORES)--0.7%
Dillards, Inc. (Class A).....................            1,102                29,644
Federated Department Stores, Inc.............            2,251               143,254
J. C. Penney Co., Inc........................            3,742               194,285
Kohl's Corp. (a).............................            4,524               233,574
Nordstrom, Inc...............................            1,880               104,114
Saks, Inc....................................            1,887                34,060
The May Department Stores Co.................            3,776               139,787
                                                                        ------------
                                                                             878,718
                                                                        ------------

RETAIL (DISCOUNTERS)--0.2%
Big Lots, Inc. (a)...........................            1,521                18,282
Dollar General Corp..........................            4,358                95,484
Family Dollar Stores, Inc....................            2,246                68,189
Ross Stores, Inc.............................            2,013                58,659
                                                                        ------------
                                                                             240,614
                                                                        ------------

RETAIL (GENERAL MERCHANDISING CHAIN)--3.0%
BJ'S Wholesale Club, Inc. (a)................              909                28,233
Costco Wholesale Corp........................            6,186               273,297
Limited Brands...............................            5,270               128,061
Performance Food Group Co. (a)...............              584                16,165
Sears Holdings Corp. (a).....................            1,357               180,712
Target Corp..................................           11,686               584,534
Wal-Mart Stores, Inc.........................           55,188             2,765,471
                                                                        ------------
                                                                           3,976,473
                                                                        ------------

RETAIL (SPECIALTY)--0.8%
Advance Auto Parts, Inc. (a).................              943                47,574
Amazon.com, Inc. (a).........................            5,326               182,522

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                    SHARES             VALUE
--------------------                                   -------          ------------
AutoNation, Inc. (a).........................            3,434          $     65,040
AutoZone, Inc. (a)...........................            1,037                88,871
Barnes & Noble, Inc. (a).....................              856                29,523
Bed Bath & Beyond, Inc. (a)..................            3,906               142,725
Borders Group, Inc...........................            1,033                27,499
CarMax, Inc. (a).............................            1,375                43,313
Foot Locker, Inc.............................            2,066                60,534
Office Depot, Inc. (a).......................            4,051                89,851
Sonic Automotive, Inc. (Class A).............              554                12,581
Staples, Inc.................................            6,450               202,724
Toys "R" Us, Inc. (a)........................            2,795                71,999
                                                                        ------------
                                                                           1,064,756
                                                                        ------------

RETAIL (SPECIALTY APPAREL)--0.3%
Liz Claiborne, Inc...........................            1,409                56,543
The Gap, Inc.................................           11,372               248,365
The TJX Cos., Inc............................            6,383               157,213
                                                                        ------------
                                                                             462,121
                                                                        ------------

RETAIL STORES (DRUG STORE)--0.9%
Caremark Rx, Inc. (a)........................            5,973               237,606
CVS Corp.....................................            5,256               276,571
Longs Drug Stores Corp.......................              502                17,178
Walgreen Co..................................           13,305               591,008
                                                                        ------------
                                                                           1,122,363
                                                                        ------------

RETAIL STORES (FOOD CHAINS)--0.3%
Albertson's, Inc.............................            4,819                99,512
Pathmark Stores, Inc. (a)....................               52                   328
Safeway, Inc. (a)............................            5,780               107,103
The Kroger Co. (a)...........................            9,718               155,780
                                                                        ------------
                                                                             362,723
                                                                        ------------

SAVINGS & LOAN COMPANIES--0.5%
Golden West Financial Corp...................            4,011               242,666
Washington Mutual, Inc.......................           11,426               451,327
                                                                        ------------
                                                                             693,993
                                                                        ------------

SERVICES (ADVERTISING/MARKETING)--0.2%
Omnicom Group, Inc...........................            2,457               217,493
The Interpublic Group of Cos., Inc. (a)......            5,424                66,607
                                                                        ------------
                                                                             284,100
                                                                        ------------

SERVICES (COMMERCIAL & CONSUMER)--0.5%
ARAMARK Corp. (Class B)......................            2,397                62,993
Cendant Corp.................................           13,738               282,179
IAC/InterActiveCorp (a)......................            9,094               202,523
Laidlaw International, Inc. (a)..............            1,375                28,600
The Service Master Co........................            3,922                52,947
Wesco International, Inc. (a)................              577                16,156
                                                                        ------------
                                                                             645,398
                                                                        ------------

SERVICES (COMPUTER SYSTEMS)--0.2%
Computer Sciences Corp. (a)..................            2,446               112,149
Electronic Data Systems Corp.................            6,687               138,220
Ingram Micro, Inc. (Class A)(a)..............            1,983                33,057
                                                                        ------------
                                                                             283,426
                                                                        ------------

SERVICES (DATA PROCESSING)--0.6%
Automatic Data Processing, Inc...............            7,622               342,609
First Data Corp..............................           10,449               410,750
                                                                        ------------
                                                                             753,359
                                                                        ------------

SERVICES (EMPLOYMENT)--0.0%
Manpower, Inc................................            1,136                49,439
                                                                        ------------

SPECIALTY PRINTING--0.1%
R.R. Donnelley & Sons Co.....................            2,864                90,560
                                                                        ------------

STEEL--0.2%
International Steel Group, Inc. (a)..........            1,267                50,047
Nucor Corp...................................            2,053               118,171
The Shaw Group, Inc. (a).....................              754                16,437
United States Steel Corp.....................            1,464                74,444
                                                                        ------------
                                                                             259,099
                                                                        ------------

TELEPHONE--2.7%
ALLTEL Corp..................................            3,961               217,261
AT&T Corp....................................           10,377               194,569
BellSouth Corp...............................           23,883               627,884
NTL, Inc. (a)................................            1,147                73,029
SBC Communications, Inc......................           43,048             1,019,807
Telephone & Data Systems, Inc................              761                62,098
Verizon Communications, Inc..................           36,113             1,282,011
                                                                        ------------
                                                                           3,476,659
                                                                        ------------

TELEPHONE (LONG DISTANCE)--0.3%
Sprint Corp..................................           19,177               436,277
                                                                        ------------

TEXTILES (APPAREL)--0.1%
Jones Apparel Group, Inc.....................            1,683                56,364
V. F. Corp...................................            1,424                84,215
                                                                        ------------
                                                                             140,579
                                                                        ------------

TEXTILES (HOME FURNISHINGS)--0.1%
Mohawk Industries, Inc. (a)..................              869                73,257
                                                                        ------------

TOBACCO--1.5%
Altria Group, Inc............................           26,805             1,752,779

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                    SHARES             VALUE
--------------------                                   -------          ------------
Loews Corp...................................              853          $     28,234
Reynolds American, Inc.......................            1,965               158,360
                                                                        ------------
                                                                           1,939,373
                                                                        ------------

TRUCKING--1.2%
C. H. Robinson Worldwide, Inc................            1,111                57,250
CNF, Inc.....................................              654                30,601
FedEx Corp...................................            3,908               367,157
Ryder Systems, Inc...........................              819                34,152
United Parcel Service, Inc. (Class B)........           14,653             1,065,859
                                                                        ------------
                                                                           1,555,019
                                                                        ------------

TRUCKS & PARTS--0.2%
Cummins, Inc.................................              539                37,919
Navistar International Corp. (a).............              894                32,541
Paccar, Inc..................................            2,274               164,615
                                                                        ------------
                                                                             235,075
                                                                        ------------

WASTE MANAGEMENT--0.2%
Allied Waste Industries, Inc. (a)............            4,186                30,600
Waste Management, Inc........................            7,436               214,528
                                                                        ------------
                                                                             245,128
                                                                        ------------

TOTAL COMMON STOCKS--
   (Cost $125,112,660).......................                            130,150,478
                                                                        ------------

SHORT TERM INVESTMENTS--0.0% (b)
MONEY MARKET FUND--0.0% (b)
AIM Short Term Investment
   Class Prime Fund (Cost $100)..............              100                   100
                                                                        ------------

TOTAL INVESTMENTS--99.8%
   (Cost $125,112,760).......................                            130,150,578

OTHER ASSETS AND LIABILITIES--0.2%...........                                314,712
                                                                        ------------

NET ASSETS--100.0% ..........................                           $130,465,290
                                                                        ============

(a) Non-income producing security

(b) Amount shown represents less than 0.1%

(c) Affiliated issuer. See table below for more information.

See accompanying notes.

                                              Shares Purchased          Shares Sold               Number of
Security              Number of Shares        for the Nine Months       for the Nine Months       Shares Held
Description           Held at 6/30/04         Ended 3/31/05             Ended 3/31/05             at 3/31/05
------------------    --------------------    -----------------------   --------------------      -----------
State Street Corp.          3,931                   560                          140                 4,351

                      Income Earned           Realized Loss on Shares
Security              for the Nine Months     Sold During the Nine
Description           Ended 3/31/05           Months Ended 3/31/05
------------------    --------------------    -----------------------
State Street Corp.        $1,312                   $267

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                    SHARES             VALUE
--------------------                                   -------          ------------
COMMON STOCKS--99.9%
BANKS (MAJOR REGIONAL)--2.8%
Compass Bancshares, Inc......................            2,387          $    108,370
Fifth Third Bancorp..........................            9,904               425,674
Huntington Bancshares, Inc...................            4,345               103,845
Northern Trust Corp..........................            3,908               169,764
                                                                        ------------
                                                                             807,653
                                                                        ------------

BANKS (REGIONAL)--0.4%
Zions Bancorp................................            1,723               118,921
                                                                        ------------

BIOTECHNOLOGY--5.7%
Amgen, Inc. (a)..............................           23,796             1,385,165
Chiron Corp. (a).............................            2,840                99,570
MedImmune, Inc. (a)..........................            4,823               114,836
Sigma-Aldrich Corp...........................            1,256                76,930
                                                                        ------------
                                                                           1,676,501
                                                                        ------------

BROADCASTING (TV, RADIO & CABLE)--4.8%
Comcast Corp. (Class A) (a)..................           42,078             1,421,395
                                                                        ------------

CELLULAR/WIRELESS TELECOMMUNICATIONS--2.1%
Nextel Communications, Inc. (Class A) (a)....           21,393               607,989
                                                                        ------------

COMMUNICATIONS EQUIPMENT--4.9%
ADC Telecommunications, Inc. (a).............           14,679                29,211
Andrew Corp. (a).............................            2,917                34,158
CIENA Corp. (a)..............................           10,272                17,668
Comverse Technology, Inc. (a)................            3,721                93,844
JDS Uniphase Corp. (a).......................           27,888                46,573
QUALCOMM, Inc................................           31,285             1,146,595
Tellabs, Inc. (a)............................            8,888                64,882
                                                                        ------------
                                                                           1,432,931
                                                                        ------------

COMPUTERS & BUSINESS EQUIPMENT--0.6%
KLA-Tencor Corp..............................            3,783               174,056
                                                                        ------------

COMPUTERS (HARDWARE)--9.2%
Apple Computer, Inc. (a).....................           15,572               648,885
Dell, Inc. (a)...............................           46,761             1,796,558
Sun Microsystems, Inc. (a)...................           64,155               259,186
                                                                        ------------
                                                                           2,704,629
                                                                        ------------

COMPUTERS (NETWORKING)--8.2%
Cisco Systems, Inc. (a)......................          123,000             2,200,470
Network Appliance, Inc. (a)..................            7,036               194,616
                                                                        ------------
                                                                           2,395,086
                                                                        ------------

COMPUTER SOFTWARE/SERVICES--31.3%
Adobe Systems, Inc...........................            4,652               312,475
Autodesk, Inc................................            4,385               130,498
Citrix Systems, Inc. (a).....................            3,283                78,201
Compuware Corp. (a)..........................            7,400                53,280
eBay, Inc. (a)...............................           23,036               858,321
Electronic Arts, Inc. (a)....................            5,878               304,363
Intuit, Inc. (a).............................            3,532               154,596
Mercury Interactive Corp. (a)................            1,582                74,955
Microsoft Corp...............................          192,590             4,654,900
Novell, Inc. (a).............................            7,172                42,745
Oracle Corp. (a).............................           85,485             1,066,853
Parametric Technology Corp. (a)..............            4,870                27,223
Siebel Systems, Inc. (a).....................            9,701                88,570
Symantec Corp. (a)...........................           13,435               286,569
VERITAS Software Corp. (a)...................            8,096               187,989
Yahoo!, Inc. (a).............................           24,807               840,957
                                                                        ------------
                                                                           9,162,495
                                                                        ------------

ELECTRICAL EQUIPMENT--0.3%
American Power Conversion Corp...............            3,460                90,341
                                                                        ------------

ELECTRONICS (COMPONENT DISTRIBUTION)--0.2%
Sanmina-SCI Corp. (a)........................           10,057                52,498
                                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--13.9%
Altera Corp. (a).............................            7,178               141,981
Applied Micro Circuits Corp. (a).............            5,739                18,881
Broadcom Corp. (Class A) (a).................            5,538               165,697
Intel Corp...................................          118,464             2,751,919
Linear Technology Corp.......................            5,819               222,926
Maxim Integrated Products, Inc...............            6,251               255,478
Molex, Inc. (a)..............................            3,256                85,828
Novellus Systems, Inc. (a)...................            2,708                72,385
NVIDIA Corp. (a).............................            3,222                76,555
PMC-Sierra, Inc. (a).........................            3,194                28,107
QLogic Corp. (a).............................            1,783                72,212
Xilinx, Inc..................................            6,683               195,344
                                                                        ------------
                                                                           4,087,313
                                                                        ------------

EQUIPMENT (SEMICONDUCTORS)--1.8%
Applied Materials, Inc.......................           31,753               515,986
                                                                        ------------

FINANCIAL (DIVERSIFIED)--0.5%
Fiserv, Inc. (a).............................            3,737               148,733
                                                                        ------------

HEALTH CARE
(DRUGS/PHARMACEUTICALS)--1.7%

See accompanying notes.

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                    SHARES             VALUE
--------------------                                   -------          ------------
Biogen Idec, Inc. (a)........................            6,332          $    218,518
Gilead Sciences, Inc. (a)....................            8,254               295,493
                                                                        ------------
                                                                             514,011
                                                                        ------------

HEALTH CARE (MANAGED CARE)--0.4%
Express Scripts, Inc. (Class A) (a)..........            1,437               125,292
                                                                        ------------

HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES)--1.5%
Biomet, Inc..................................            4,827               175,220
Genzyme Corp. (a)............................            4,740               271,318
                                                                        ------------
                                                                             446,538
                                                                        ------------

INSURANCE (MULTI-LINE)--0.5%
Cincinnati Financial Corp....................            3,058               133,359
                                                                        ------------

INSURANCE (PROPERTY/CASUALTY)--0.4%
SAFECO Corp..................................            2,454               119,534
                                                                        ------------

INVESTMENT MANAGEMENT--0.5%
T. Rowe Price Group, Inc.....................            2,390               141,918
                                                                        ------------

RESTAURANTS--1.3%
Starbucks Corp. (a)..........................            7,567               390,911
                                                                        ------------

RETAIL (GENERAL MERCHANDISING CHAIN)--1.4%
Costco Wholesale Corp........................            9,033               399,078
                                                                        ------------

RETAIL (SPECIALTY)--2.5%
Bed Bath & Beyond, Inc. (a)..................            5,752               210,178
Sears Holdings Corp. (a).....................            1,800               239,706
Staples, Inc.................................            9,425               296,228
                                                                        ------------
                                                                             746,112
                                                                        ------------

SERVICES (ADVERTISING/MARKETING)--0.2%
Monster Worldwide, Inc. (a)..................            2,230                62,552
                                                                        ------------

SERVICES (COMMERCIAL & CONSUMER)--1.2%
Apollo Group, Inc. (Class A) (a).............            3,122               231,215
Cintas Corp..................................            2,899               119,758
                                                                        ------------
                                                                             350,973
                                                                        ------------

SERVICES (DATA PROCESSING)--0.8%
Paychex, Inc.................................            6,753               221,633
                                                                        ------------

TRUCKS & PARTS--0.8%
Paccar, Inc..................................            3,278               237,294
                                                                        ------------

TOTAL COMMON STOCKS--
  (Cost $ 31,905,011)........................                             29,285,732
                                                                        ------------

SHORT TERM INVESTMENTS--0.1%
MONEY MARKET FUND--0.1%
AIM Short Term Investment
  Class Prime Fund (Cost $20,878)............           20,878                20,878
                                                                        ------------

TOTAL INVESTMENTS--100.0%
 (Cost $31,925,889)                                                       29,306,610

OTHER ASSETS AND LIABILITIES--0.0%                                            (2,220)
                                                                        ------------

NET ASSETS--100.0%                                                      $ 29,304,390
                                                                        ============
(a) Non-income producing security

See accompanying notes.

NOTES:

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2005 were as follows:

                                                                       GROSS           GROSS       NET UNREALIZED
                                                      IDENTIFIED     UNREALIZED      UNREALIZED     APPRECIATION
                                                         COST       APPRECIATION    DEPRECIATION   (DEPRECIATION)
                                                     ------------   ------------    ------------   --------------
Dow Jones U.S. Large Cap Growth Index Fund           $ 76,320,071   $  5,061,462    $  3,503,239   $    1,558,223
Dow Jones U.S. Large Cap Value Index Fund              96,382,508      8,669,877       4,301,673        4,368,204
Dow Jones U.S. Small Cap Growth Index Fund             46,111,852      7,953,852       2,606,394        5,347,458
Dow Jones U.S. Small Cap Value Index Fund              96,485,931     11,388,755       5,300,605        6,088,150
Dow Jones Global Titans Index Fund                    105,239,570      7,369,780       5,609,594        1,760,186
Wilshire REIT Index Fund                              518,307,916     23,198,007       7,615,462       15,582,545
Morgan Stanley Technology Index Fund                   31,985,577        748,979       7,806,266       (7,057,287)
FORTUNE 500(R) Index Fund                             125,112,760     17,001,542      11,963,724        5,037,818
SPDR O-Strip ETF                                       31,925,889        319,075       2,938,354       (2,619,279)

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.streettracks.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS Series Trust

By:   /s/ James E. Ross
      ----------------------
      James E. Ross
      President

By:   /s/ Karen Gillogly
      ----------------------
      Karen Gillogly
      Treasurer

Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ James E. Ross
      ----------------------
      James E. Ross
      President

By:   /s/ Karen Gillogly
      ----------------------
      Karen Gillogly
      Treasurer

Date: May 25, 2005